UBS All China Equity Fund

Industry diversification— March 31, 2021 (unaudited)1

Common stocks	Percentage of net assets
Banks	6.1%
Beverages	15.0
Capital markets	3.2
Commercial services & supplies	1.1
Construction materials	1.6
Diversified consumer services	7.7
Diversified financial services	2.4
Entertainment	4.6
Food products	2.3
Gas utilities	1.0
Health care equipment & supplies	1.1
Health care technology	1.9
Household durables	1.5
Insurance	7.8
Interactive media & services	9.9
Internet & direct marketing retail	11.2
IT services	1.1
Life sciences tools & services	1.0
Pharmaceuticals	5.3
Real estate management & development	5.4
Software	0.5
Technology hardware, storage & peripherals	0.6
Textiles, apparel & luxury goods	1.3
Transportation infrastructure	0.7
Total common stocks	94.3%
Short-term investments	6.2
Total investments	100.5
Liabilities in excess of other assets	(0.5)
Net assets	100.0%

1 The Fund’s portfolio is actively managed and its composition will vary over time.

UBS All China Equity Fund

Portfolio of investments – March 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—94.3%

China — 89.5%
Alibaba Group Holding Ltd. *	6,100	172,624
Alibaba Health Information Technology Ltd. *	6,000	16,979
Anhui Conch Cement Co. Ltd., Class H	4,500	29,261
Anhui Gujing Distillery Co. Ltd., Class B	1,500	21,031
Canaan, Inc., ADR *	500	10,335
China Gas Holdings Ltd.	4,200	17,207
China Jinmao Holdings Group Ltd.	46,000	18,461
China Merchants Bank Co. Ltd., Class H	8,000	61,075
China Resources Land Ltd.	6,000	29,058
Chinasoft International Ltd. *	18,000	19,357
Country Garden Services Holdings Co. Ltd.	2,000	20,272
CSPC Pharmaceutical Group Ltd.	34,000	41,111
Far East Horizon Ltd.	37,000	44,453
Hainan Meilan International Airport Co. Ltd., Class H *	3,000	13,063
Jiangsu Hengrui Medicine Co. Ltd., Class A	2,000	28,098
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	700	17,588
Jinke Smart Services Group Co. Ltd., Class H *	2,000	17,854
Kweichow Moutai Co. Ltd., Class A	600	183,890
Li Ning Co. Ltd.	3,500	22,736
Longfor Group Holdings Ltd. [1]	5,000	33,123
Meituan, Class B *,1	800	30,686
Midea Group Co. Ltd., Class A	2,100	26,344
NetEase, Inc.	4,100	83,433
New Oriental Education & Technology Group, Inc. *	2,100	28,715
Ping An Bank Co. Ltd., Class A	15,000	50,366
Ping An Healthcare and Technology Co. Ltd. *,1	1,400	17,558
Ping An Insurance Group Co. of China Ltd., Class H	9,500	113,097
Shandong Pharmaceutical Glass Co. Ltd., Class A	3,400	20,592
TAL Education Group, ADR *	2,068	111,362
Tencent Holdings Ltd.	2,300	180,471
Tuya, Inc., ADR *	400	8,456
Wuliangye Yibin Co. Ltd., Class A	1,200	49,058
Wuxi Biologics Cayman, Inc. *,1	1,500	18,783
Yihai International Holding Ltd. *	4,000	41,420
Yunnan Baiyao Group Co. Ltd., Class A	1,500	27,577
		1,625,494

Hong Kong — 4.8%
AIA Group Ltd.	2,400	29,112

UBS All China Equity Fund

Portfolio of investments – March 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks— (concluded)

Hong Kong— (concluded)
Hong Kong Exchanges & Clearing Ltd.	1,000	58,837
		87,949
Total common stocks (cost—$1,895,464)		1,713,443

Short-term investments—6.2%

Investment companies — 6.2%
State Street Institutional U.S. Government Money Market Fund, 0.080% [2] (cost — $113,148)	113,148	113,148
Total investments (cost — $2,008,612) — 100.5%		1,826,591
Liabilities in excess of other assets — (0.5)%		(9,897)
Net assets — 100.0%		$1,816,694

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments. In the event a Fund holds investments (other than a money market fund) for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Assets
Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	1,713,443	—	—	1,713,443
Short-term investments	—	113,148	—	113,148
Total	1,713,443	113,148	—	1,826,591

At March 31, 2021, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non-income producing security.

1	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $100,150, represented 5.5% of the Fund's net assets at period end.

2	Rates shown reflect yield at March 31, 2021.

UBS Dynamic Alpha Fund

Industry diversification—March 31, 2021 (unaudited)1

Corporate bonds	Percentage of net assets
Advertising	0.1%
Aerospace & defense	0.1
Agriculture	0.6
Airlines	0.2
Apparel	0.0 †
Auto manufacturers	1.4
Banks	9.1
Beverages	0.1
Chemicals	0.7
Commercial services	0.1
Computers	0.2
Diversified financial services	0.1
Electric	2.5
Engineering & construction	0.6
Food	0.2
Gas	1.5
Insurance	2.9
Media	0.9
Mining	0.1
Miscellaneous manufacturers	0.3
Oil & gas	1.1
Pharmaceuticals	1.2
Pipelines	0.6
Real estate	0.3
Real estate investment trusts	0.7
Retail	0.0 †
Semiconductors	0.2
Software	0.1
Telecommunications	0.3
Transportation	0.1
Water	1.2
Total corporate bonds	27.5%
Mortgage-backed securities	0.0%†
Non-U.S. government agency obligations	17.7
U.S. Treasury obligations	9.5
Exchange traded funds	7.0
Short-term investments	9.5
Short-term U.S. Treasury obligations	13.4
Investment of cash collateral from securities loaned	0.1
Total investments	84.7%
Other assets in excess of liabilities	15.3
Net assets	100.0%

†	Amount represents less than 0.05% or (0.05)%

[1]	The Fund’s portfolio is actively managed and its composition will vary over time.

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—27.5%
Australia — 1.2%
APT Pipelines Ltd.
4.200%, due 03/23/25[2]		15,000	16,334
Aurizon Network Pty Ltd., MTN
4.000%, due 06/21/24[2]	AUD	30,000	24,553
Ausgrid Finance Pty Ltd., MTN
3.750%, due 10/30/24[2]	AUD	30,000	24,723
Commonwealth Bank of Australia, EMTN
(fixed, converts to FRN on 10/03/24), 1.936%, due 10/03/29[2]	EUR	100,000	122,797
Glencore Funding LLC
4.875%, due 03/12/29[3]		40,000	45,569
Origin Energy Finance Ltd.
5.450%, due 10/14/21[2]		45,000	46,125
Westpac Banking Corp.
2.000%, due 01/13/23		30,000	30,881
(fixed, converts to FRN on 09/21/27), 5.000%, due 09/21/27 [4]		80,000	84,200
			395,182
Belgium — 0.4%
Anheuser-Busch InBev Worldwide, Inc.
4.150%, due 01/23/25		25,000	27,783
RESA SA
1.000%, due 07/22/26[2]	EUR	100,000	121,731
			149,514
Bermuda — 0.1%
XLIT Ltd.
5.250%, due 12/15/43		20,000	26,063

Canada — 0.6%
Canadian Natural Resources Ltd.
2.950%, due 01/15/23		35,000	36,323
3.850%, due 06/01/27[5]		35,000	37,872
Cenovus Energy, Inc.
4.250%, due 04/15/27		35,000	37,853
Royal Bank of Canada
1.650%, due 07/15/21	CAD	85,000	67,909
Suncor Energy, Inc.
3.100%, due 05/15/25		15,000	16,019

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds— (continued)

Canada— (concluded)
TELUS Corp.
3.750%, due 01/17/25	CAD	15,000	12,922
			208,898
Czech Republic — 0.3%
NET4GAS sro, EMTN
2.500%, due 07/28/21[2]	EUR	100,000	118,057

France — 3.8%
AXA SA, EMTN
(fixed, converts to FRN on 05/28/29), 3.250%, due 05/28/49[2]	EUR	100,000	134,926
BNP Paribas SA, EMTN
1.000%, due 04/17/24[2]	EUR	100,000	120,936
BPCE SA, EMTN
1.375%, due 03/23/26[2]	EUR	100,000	123,583
Credit Agricole SA, EMTN
1.375%, due 03/13/25[2]	EUR	100,000	123,049
Credit Logement SA
3 mo. Euribor + 1.150%, 0.611%, due 06/16/21[2,4,6]	EUR	100,000	110,820
Electricite de France SA
(fixed, converts to FRN on 01/22/24), 5.625%, due 01/22/24[2,4]		100,000	106,500
SCOR SE
(fixed, converts to FRN on 03/13/29), 5.250%, due 03/13/29[2,4]		200,000	207,552
TDF Infrastructure SASU
2.875%, due 10/19/22[2]	EUR	100,000	121,425
Terega SA
2.200%, due 08/05/25[2]	EUR	100,000	127,920
Unibail-Rodamco-Westfield SE
(fixed, converts to FRN on 01/25/26), 2.875%, due 01/25/26[2,4]	EUR	100,000	112,139
			1,288,850

Germany — 1.4%
ADLER Group SA
1.500%, due 07/26/24[2]	EUR	100,000	115,205
KFW
2.625%, due 01/25/22		110,000	112,161
Volkswagen International Finance N.V.

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds— (continued)

Germany— (concluded)
1.125%, due 10/02/23[2]	EUR	100,000	120,611
Series NC6,
(fixed, converts to FRN on 06/27/24), 3.375%, due 06/27/24 [2,4]	EUR	100,000	123,998
			471,975

Guernsey — 0.4%
Globalworth Real Estate Investments Ltd., EMTN
3.000%, due 03/29/25[2]	EUR	100,000	124,465

Israel — 0.5%
Teva Pharmaceutical Finance IV BV
3.650%, due 11/10/21		20,000	20,125
Teva Pharmaceutical Finance Netherlands II BV
1.125%, due 10/15/24[2]	EUR	100,000	111,333
Teva Pharmaceutical Finance Netherlands III BV
2.800%, due 07/21/23		40,000	39,722
			171,180

Japan — 0.1%
Mitsubishi UFJ Financial Group, Inc.
2.665%, due 07/25/22		25,000	25,711

Mexico — 0.9%
Mexico City Airport Trust
5.500%, due 07/31/47[2]		200,000	197,060
Petroleos Mexicanos, EMTN
3.750%, due 02/21/24[2]	EUR	100,000	119,249
			316,309

Netherlands — 0.1%
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.700%, due 05/01/25[3]		5,000	5,244
3.150%, due 05/01/27[3]		15,000	15,939
			21,183

Poland — 0.4%
Tauron Polska Energia SA
2.375%, due 07/05/27[2]	EUR	100,000	122,254

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds— (continued)

Portugal — 0.3%
Galp Gas Natural Distribuicao SA, EMTN
1.375%, due 09/19/23[2]	EUR	100,000	121,059

Singapore — 0.6%
DBS Group Holdings Ltd., GMTN
(fixed, converts to FRN on 09/07/21), 3.600%, due 09/07/21[2,4]		200,000	201,000

Spain — 2.0%
Banco Santander SA
3.250%, due 04/04/26[2]	EUR	100,000	131,554
Banco Santander SA, EMTN
4.000%, due 01/19/23[2]	AUD	200,000	159,472
Canal de Isabel II Gestion SA, EMTN
1.680%, due 02/26/25[2]	EUR	100,000	124,236
Iberdrola International BV, EMTN
(fixed, converts to FRN on 03/26/24), 2.625%, due 03/26/24[2,4]	EUR	100,000	123,832
Redexis Gas Finance BV, EMTN
1.875%, due 04/27/27[2]	EUR	100,000	126,544
			665,638

Switzerland — 0.4%
Argentum Netherlands BV for Swiss Life AG
(fixed, converts to FRN on 06/16/25), 4.375%, due 06/16/25[2,4]	EUR	100,000	132,415

United Kingdom — 4.2%
Anglian Water Services Financing PLC, EMTN
4.500%, due 02/22/26[2]	GBP	100,000	156,192
Barclays Bank PLC
9.500%, due 08/07/21[2]	GBP	40,000	56,726
Barclays PLC
(fixed, converts to FRN on 10/06/22), 2.375%, due 10/06/23[2]	GBP	100,000	140,970
BAT Capital Corp.
3.557%, due 08/15/27		35,000	37,258
BAT International Finance PLC
0.875%, due 10/13/23[2]	EUR	100,000	119,342
Lloyds Banking Group PLC, EMTN
2.250%, due 10/16/24[2]	GBP	100,000	143,036
Natwest Group PLC
(fixed, converts to FRN on 06/25/23), 4.519%, due 06/25/24		200,000	215,892
Phoenix Group Holdings PLC, EMTN
4.125%, due 07/20/22[2]	GBP	150,000	214,870

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds— (continued)

United Kingdom— (concluded)
Reynolds American, Inc.
4.450%, due 06/12/25		25,000	27,741
Virgin Money UK PLC, GMTN
(fixed, converts to FRN on 04/24/25), 3.375%, due 04/24/26[2]	GBP	100,000	145,474
WPP Finance 2010
3.750%, due 09/19/24		25,000	27,218
Yorkshire Water Finance PLC, EMTN
(fixed, converts to FRN on 03/22/23), 3.750%, due 03/22/46[2]	GBP	100,000	142,732
			1,427,451

United States — 9.8%
3M Co.
2.650%, due 04/15/25		20,000	21,243
AbbVie, Inc.
2.125%, due 06/01/29	EUR	100,000	132,420
3.450%, due 03/15/22		25,000	25,576
Air Products and Chemicals, Inc.
2.050%, due 05/15/30		20,000	19,685
Albemarle Corp.
5.450%, due 12/01/44		50,000	57,679
Altria Group, Inc.
4.400%, due 02/14/26		13,000	14,659
American Airlines Pass-Through Trust
4.375%, due 10/01/22		41,659	40,436
Apache Corp.
4.250%, due 01/15/44		60,000	53,999
Archer-Daniels-Midland Co.
2.750%, due 03/27/25		15,000	15,932
AT&T, Inc.
4.350%, due 03/01/29		60,000	67,871
Bank of America Corp.
(fixed, converts to FRN on 12/20/22), 3.004%, due 12/20/23		90,000	93,604
Bank of America Corp. MTN
3.875%, due 08/01/25		80,000	88,360
Bristol-Myers Squibb Co.
3.875%, due 08/15/25		24,000	26,688
Broadcom, Inc.
3.150%, due 11/15/25		35,000	37,304

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds— (continued)

United States— (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital
4.500%, due 02/01/24		50,000	54,687
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.300%, due 05/01/23[3]		120,000	126,277
5.125%, due 04/01/25[3]		25,000	28,478
Chevron USA, Inc.
3.850%, due 01/15/28		20,000	22,286
Citigroup, Inc.
3.875%, due 10/25/23		130,000	140,939
4.600%, due 03/09/26		20,000	22,568
Comcast Corp.
3.950%, due 10/15/25		35,000	39,100
Costco Wholesale Corp.
1.600%, due 04/20/30		10,000	9,577
CVS Health Corp.
2.625%, due 08/15/24		35,000	36,932
Dell International LLC/EMC Corp.
5.300%, due 10/01/29[3]		60,000	70,186
Diamondback Energy, Inc.
3.250%, due 12/01/26		50,000	52,696
Enable Midstream Partners LP
3.900%, due 05/15/24[7]		25,000	26,633
Energy Transfer Operating LP
4.500%, due 04/15/24		35,000	38,170
EnLink Midstream Partners LP
4.400%, due 04/01/24		40,000	40,320
ERAC USA Finance LLC
5.625%, due 03/15/42[3]		35,000	45,333
Exelon Corp.
3.400%, due 04/15/26		15,000	16,228
Ford Motor Credit Co. LLC, EMTN
3.021%, due 03/06/24	EUR	100,000	122,131
General Electric Co.
3.450%, due 05/01/27		10,000	10,859
3.625%, due 05/01/30		10,000	10,767
General Motors Financial Co., Inc.
4.350%, due 04/09/25		90,000	98,714
Georgia Power Co.,
Series A, 2.100%, due 07/30/23		25,000	25,805
Goldman Sachs Group, Inc./The
3.375%, due 03/27/25[2]	EUR	35,000	46,216

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds— (continued)

United States— (continued)
3.500%, due 04/01/25		90,000	97,507
Goldman Sachs Group, Inc./The, EMTN
1.625%, due 07/27/26[2]	EUR	40,000	50,037
Illinois Tool Works, Inc.
2.650%, due 11/15/26		45,000	47,924
JPMorgan Chase & Co.
3.200%, due 01/25/23		220,000	231,090
3.625%, due 12/01/27		60,000	65,194
Kinder Morgan, Inc.
5.625%, due 11/15/23[3]		35,000	38,876
Kraft Heinz Foods Co.
5.000%, due 06/04/42		45,000	50,643
Liberty Mutual Group, Inc.
4.569%, due 02/01/29[3]		25,000	28,987
Lincoln National Corp.
3.800%, due 03/01/28		70,000	77,359
Morgan Stanley, GMTN
2.500%, due 04/21/21		115,000	115,113
4.000%, due 07/23/25		85,000	94,329
4.350%, due 09/08/26		20,000	22,597
MPLX LP
4.250%, due 12/01/27		30,000	33,725
National Rural Utilities Cooperative Finance Corp.
3.700%, due 03/15/29		15,000	16,423
NIKE, Inc.
2.400%, due 03/27/25		10,000	10,541
Oncor Electric Delivery Co. LLC
3.700%, due 11/15/28		25,000	27,726
Oracle Corp.
2.500%, due 04/01/25		20,000	21,014
PacifiCorp.
2.700%, due 09/15/30		5,000	5,123
PPL Capital Funding, Inc.
4.700%, due 06/01/43		40,000	46,569
Raytheon Technologies Corp.
3.950%, due 08/16/25		25,000	27,766
Southern California Edison Co.,
Series E, 3.700%, due 08/01/25		20,000	21,843
Southern Co./The
3.250%, due 07/01/26		35,000	37,463

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds— (concluded)

United States— (concluded)
Swiss Re Treasury U.S. Corp.
4.250%, due 12/06/42[3]		30,000	34,395
TWDC Enterprises 18 Corp., MTN
1.850%, due 07/30/26		10,000	10,226
United Airlines Pass-Through Trust
3.650%, due 01/07/26		37,153	36,687
Verizon Communications, Inc.
3.376%, due 02/15/25		25,000	27,117
ViacomCBS, Inc.
4.750%, due 05/15/25		75,000	84,841
Virginia Electric and Power Co.,
Series A, 3.800%, due 04/01/28		20,000	22,086
Visa, Inc.
1.900%, due 04/15/27		25,000	25,623
Williams Cos., Inc./The
4.300%, due 03/04/24		35,000	38,094
Xcel Energy, Inc.
4.800%, due 09/15/41		80,000	94,250
			3,321,526
Total corporate bonds
(cost—$8,705,795)			9,308,730

Mortgage-backed securities—0.0%†

Cayman Islands — 0.0%†
LNR CDO IV Ltd.,
Series 2006-1A, Class FFX,
7.592%, due 05/28/43[3,8,9]		8,000,000	0

United States — 0.0%†
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-7, Class B11,
2.764%, due 04/25/35[6]		26,308	335

Total mortgage-backed securities
(cost—$8,097,105)			335

Non-U.S. government agency obligations—17.7%

Australia — 2.0%
Australia Government Bond
2.250%, due 05/21/28[2]	AUD	420,000	340,453

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2021 (unaudited)

	Face amount[1]		Value ($)
Non-U.S. government agency obligations— (continued)

Australia— (concluded)
2.750%, due 11/21/27[2]	AUD	390,000	326,491
			666,944

Canada — 1.7%
Canadian Government Bond
1.500%, due 09/01/24	CAD	690,000	566,511

China — 0.4%
China Development Bank, EMTN
1.250%, due 01/21/23[2]	GBP	100,000	138,850

Colombia — 0.1%
Colombia Government International Bond
8.125%, due 05/21/24		30,000	35,812

France — 0.9%
French Republic Government Bond OAT
0.010%, due 03/25/25[2]	EUR	260,000	311,884

Germany — 3.2%
Bundesobligation
0.010%, due 04/11/25[2]	EUR	910,000	1,097,176

Ireland — 1.8%
Ireland Government Bond
1.000%, due 05/15/26[2]	EUR	490,000	617,928

Japan — 3.8%
Japan Government Ten Year Bond
0.400%, due 03/20/25	JPY	70,000,000	645,107
Japan Government Two Year Bond
0.100%, due 05/01/22	JPY	47,000,000	425,481
Japanese Government CPI Linked Bond
0.100%, due 03/10/29	JPY	22,977,920	208,871
			1,279,459

New Zealand — 2.2%
New Zealand Government Bond
3.000%, due 09/20/30[2]	NZD	729,630	733,287

Poland — 0.3%
Republic of Poland Government International Bond, EMTN
0.010%, due 02/10/25[2]	EUR	90,000	106,499

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2021 (unaudited)

	Face amount[1]		Value ($)
Non-U.S. government agency obligations— (concluded)

Romania — 0.4%
Romanian Government International Bond
2.750%, due 02/26/26[2]	EUR	100,000	128,786

Spain — 0.7%
Spain Government Bond
1.600%, due 04/30/25[2,3]	EUR	180,000	228,133

Supranationals — 0.1%
European Union
3.000%, due 09/04/26[2]	EUR	30,000	41,849

United Kingdom — 0.1%
Bank of England Euro Note
0.500%, due 04/28/23[2]		40,000	40,237
Total non-U.S. government agency obligations
(cost—$5,795,859)			5,993,355

U.S. Treasury obligations — 9.5%

United States — 9.5%
U.S. Treasury Notes
0.250%, due 05/31/25		1,030,000	1,010,366
0.375%, due 04/30/25		560,000	552,978
1.375%, due 09/30/23		320,000	329,063
1.500%, due 02/28/23		210,000	215,348
2.000%, due 02/15/22		1,090,000	1,108,394
Total U.S. Treasury obligations
(cost—$3,237,095)			3,216,149

Number of
shares
Exchange traded funds—7.0%

United States—7.0%
iShares MSCI USA Value Factor ETF	9,270	949,804

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2021 (unaudited)

	Number of
	shares	Value ($)
Exchange traded funds— (concluded)

United States—(concluded)
iShares MSCI International Value Factor ETF	56,055	1,417,631
Total exchange traded funds
(cost—$1,841,091)		2,367,435

Short-term investments—9.5%

Investment companies—9.5%
State Street Institutional U.S. Government Money Market Fund, 0.080% [10]
(cost — $3,233,698)	3,233,698	3,233,698

	Face
	amount[1]
Short-term U.S. Treasury obligations—13.4%

United States — 13.4%
U.S. Treasury Bills
0.077%, due 07/15/21[11]	1,200,000	1,199,947
0.099%, due 05/20/21[11]	3,350,000	3,349,932
Total short-term U.S. Treasury obligations
(cost—$4,549,287)		4,549,879

	Number of
	shares
Investment of cash collateral from securities loaned—0.1%

Money market funds — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.030%[10]
(cost — $39,113)	39,113	39,113
Total investments
(cost — $35,499,043) [12]— 84.7%		28,708,694
Other assets in excess of liabilities — 15.3%		5,204,503
Net assets — 100.0%		$33,913,197

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2021 (unaudited)

Futures contracts

				Current		Unrealized
Number of			Expiration	notional		appreciation
contracts	Currency		date	amount($)	Value($)	(depreciation)($)
Index futures buy contracts:
1	AUD	ASX SPI 200 Index Futures	June 2021	127,947	128,478	531
1	CAD	S&P TSX 60 Index Futures	June 2021	175,802	176,828	1,026
90	EUR	EURO STOXX 600 Bank Index Futures	June 2021	676,631	676,531	(100)
5	EUR	FTSE MIB Index Futures	June 2021	702,169	715,171	13,002
11	GBP	FTSE 100 Index Futures	June 2021	1,016,952	1,012,919	(4,033)
6	JPY	TOPIX Index Futures	June 2021	1,033,818	1,058,839	25,021
17	USD	Mini MSCI Emerging Markets (EM) Index Futures	June 2021	1,139,221	1,124,125	(15,096)
12	USD	S&P 500 E-Mini Index Futures	June 2021	2,366,228	2,380,440	14,212
Interest rate futures buy contracts:
2	CAD	Canada Government Bond 10 Year Futures	June 2021	226,373	220,848	(5,525)
U.S. Treasury futures buy contracts:
25	USD	U.S. Treasury Note 2 Year Futures	June 2021	5,523,668	5,518,164	(5,504)
13	USD	U.S. Treasury Note 5 Year Futures	June 2021	1,623,496	1,604,180	(19,316)
Total				14,612,305	14,616,523	4,218

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2021 (unaudited)

				Current		Unrealized
Number of			Expiration	notional		appreciation
contracts	Currency		date	amount($)	Value($)	(depreciation)($)
Futures contracts—(concluded)

Index futures sell contracts:
13	EUR	EURO STOXX 50 Index Futures	June 2021	(578,316)	(589,375)	(11,059)
27	EUR	EURO STOXX 600 Index Futures	June 2021	(660,772)	(673,312)	(12,540)
Interest rate futures sell contracts:
2	EUR	German Euro BOBL Futures	June 2021	(316,533)	(316,817)	(284)
6	EUR	German Euro Bund Futures	June 2021	(1,205,012)	(1,205,160)	(148)
5	GBP	United Kingdom Long Gilt Bond Futures	June 2021	(888,159)	(879,478)	8,681
U.S. Treasury futures sell contracts:
13	USD	U.S. Treasury Note 10 Year Futures	June 2021	(1,746,449)	(1,702,187)	44,262
1	USD	U.S. Ultra Bond Futures	June 2021	(188,780)	(181,219)	7,561
4	USD	U.S. Ultra Treasury Note 10 Year Futures	June 2021	(593,901)	(574,750)	19,151
Total				(6,177,922)	(6,122,298)	55,624
Net unrealized appreciation (depreciation)						59,842

Centrally cleared credit default swap agreements on corporate issues—sell protection14

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio[13] (%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation) ($)
CDX North America High Yield 36 Index	USD	1,160	06/20/26	Quarterly	5.000	(98,671)	104,810	6,139
iTraxx Europe Crossover Series 35 Index	EUR	400	06/20/26	Quarterly	5.000	(52,192)	56,308	4,116
Total						(150,863)	161,118	10,255

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2021 (unaudited)

Forward foreign currency contracts

						Unrealized
						appreciation
					Settlement	(depreciation)
Counterparty	Sell		Purchase		date	($)
BOA	TWD	14,700,000	USD	521,443	04/26/21	6,186
BOA	USD	2,990,148	BRL	16,960,000	04/26/21	19,214
BOA	USD	1,090,143	RUB	80,054,100	04/26/21	(34,493)
GSI	EUR	865,000	PLN	3,989,830	04/26/21	(5,106)
HSBC	EUR	7,305,000	USD	8,705,646	04/26/21	135,519
HSBC	KRW	586,000,000	USD	519,504	04/26/21	1,797
HSBC	USD	1,631,564	COP	5,791,727,000	04/26/21	(50,292)
MSCI	PHP	50,050,000	USD	1,019,971	04/26/21	(10,570)
MSCI	USD	515,000	MXN	10,819,635	04/26/21	13,198
MSCI	USD	621,350	MYR	2,564,000	04/26/21	(3,542)
SSC	AUD	4,950,000	USD	3,827,614	04/26/21	67,391
SSC	CAD	3,180,000	USD	2,547,162	04/26/21	16,586
SSC	CHF	1,945,000	USD	2,101,226	04/26/21	42,233
SSC	GBP	1,310,000	USD	1,816,581	04/26/21	10,495
SSC	HKD	365,000	USD	47,004	04/26/21	51
SSC	NZD	4,695,000	USD	3,366,057	04/27/21	87,183
SSC	THB	16,360,000	USD	528,851	04/26/21	5,383
SSC	USD	212,638	JPY	23,100,000	04/26/21	(3,965)
SSC	USD	1,029,925	MXN	21,360,000	04/26/21	12,837
SSC	USD	4,200,602	NOK	35,880,000	04/26/21	(5,599)
SSC	USD	1,028,977	PLN	3,985,000	04/26/21	(20,498)
SSC	USD	1,017,645	SEK	8,690,000	04/26/21	(22,433)
Net unrealized appreciation (depreciation)						261,575

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund's investments. In the event a Fund holds investments (other than a money market fund) for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Corporate bonds	—	9,308,730	—	9,308,730
Mortgage-backed securities	—	335	0	335
Non-U.S. government agency obligations	—	5,993,355	—	5,993,355
U.S. Treasury obligations	—	3,216,149	—	3,216,149
Exchange traded funds	2,367,435	—	—	2,367,435
Short-term investments	—	3,233,698	—	3,233,698
Short-term U.S. Treasury obligations	—	4,549,879	—	4,549,879
Investment of cash collateral from securities loaned	—	39,113	—	39,113
Futures contracts	133,447	—	—	133,447
Swap agreements	—	161,118	—	161,118
Forward foreign currency contracts	—	418,073	—	418,073
Total	2,500,882	26,920,450	0	29,421,332

Liabilities
Futures contracts	(73,605)	—	—	(73,605)
Forward foreign currency contracts	—	(156,498)	—	(156,498)
Total	(73,605)	(156,498)	—	(230,103)

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2021 (unaudited)

At March 31, 2021, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.

1	In U.S. dollars unless otherwise indicated.

2	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

3	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $667,417, represented 2.0% of the Fund's net assets at period end.

4	Perpetual investment. Date shown reflects the next call date.

5	Security, or portion thereof, was on loan at the period end.

6	Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

7	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.

8	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

9	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.

10	Rates shown reflect yield at March 31, 2021.

11	Rate shown is the discount rate at the date of purchase unless otherwise noted.

12	Includes $38,298 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $39,113.

13	Payments made or received are based on the notional amount.

14	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

UBS Global Allocation Fund

Industry diversification— March 31, 2021 (unaudited)1

Common stocks	Percentage of net assets
Aerospace & defense	0.1%
Airlines	1.1
Auto components	0.7
Automobiles	0.2
Banks	2.6
Beverages	0.3
Biotechnology	2.1
Capital markets	0.7
Chemicals	1.9
Commercial services & supplies	0.4
Communications equipment	0.3
Consumer finance	0.3
Diversified financial services	0.9
Diversified telecommunication services	0.7
Electric utilities	0.6
Electrical equipment	0.5
Electronic equipment, instruments & components	0.6
Entertainment	0.9
Equity real estate investment trusts	0.7
Food products	1.3
Health care equipment & supplies	1.4
Health care providers & services	0.8
Hotels, restaurants & leisure	1.0
Household durables	0.7
Insurance	2.3
Interactive media & services	1.6
Internet & direct marketing retail	1.7
IT services	1.2
Life sciences tools & services	1.2
Machinery	1.2
Media	0.7
Metals & mining	0.4
Multiline retail	0.9
Oil, gas & consumable fuels	2.1
Personal products	0.5
Pharmaceuticals	0.8
Professional services	0.4
Road & rail	0.2
Semiconductors & semiconductor equipment	2.2
Software	3.9
Specialty retail	0.3
Technology hardware, storage & peripherals	1.5
Textiles, apparel & luxury goods	0.3
Tobacco	0.8
Trading companies & distributors	1.4
Wireless telecommunication services	0.4
Total common stocks	46.8
Exchange traded funds	22.7
Investment companies	8.1
Asset-backed securities	4.3
Mortgage-backed securities	2.8
Non-U.S. government agency obligations	3.9
U.S. government agency obligations	3.0
U.S. Treasury obligations	3.1
Short-term investments	4.1
Investment of cash collateral from securities loaned	6.5
Total investments	105.3
Liabilities in excess of other assets	(5.3)
Net assets	100.0%

[1]	The Fund’s portfolio is actively managed and its composition will vary over time.

UBS Global Allocation Fund

Portfolio of investments – March 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—46.8%

Austria — 0.6%
Erste Group Bank AG *	40,237	1,364,617

Belgium — 0.1%
Galapagos N.V. *	1,769	137,166

Canada — 1.0%
Canadian Natural Resources Ltd.	32,266	997,481
Royal Bank of Canada	12,920	1,191,247
Zymeworks, Inc. *	6,513	205,681
		2,394,409

China — 0.7%
Alibaba Group Holding Ltd., ADR *	1,025	232,398
Hangzhou Tigermed Consulting Co. Ltd., Class A	20,187	462,284
Prosus N.V. *	9,723	1,080,925
		1,775,607

Denmark — 0.3%
Genmab A/S *	2,236	735,669

Finland — 0.5%
Sampo Oyj, A Shares	29,788	1,343,849

France — 0.3%
Pernod Ricard SA	4,211	790,365

Germany — 1.3%
BioNTech SE ADR *	1,735	189,445
Continental AG *	5,028	664,517
CTS Eventim AG & Co. KGaA *	9,080	526,443
LANXESS AG	12,326	908,622
SAP SE	7,202	881,909
		3,170,936

Hong Kong — 0.5%
AIA Group Ltd.	103,917	1,260,515

India — 0.4%
HDFC Bank Ltd., ADR *	13,668	1,061,867

UBS Global Allocation Fund

Portfolio of investments – March 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks— (continued)

Ireland — 0.6%
AIB Group PLC *	204,630	538,012
Ryanair Holdings PLC, ADR *	8,692	999,580
		1,537,592

Italy — 0.7%
Prada SpA *	130,800	816,859
Prysmian SpA	24,137	784,344
		1,601,203

Japan — 3.8%
ITOCHU Corp.	42,500	1,376,812
Keyence Corp.	1,200	544,809
Nippon Telegraph & Telephone Corp.	32,800	841,884
ORIX Corp.	68,300	1,152,264
Shin-Etsu Chemical Co. Ltd. [1]	5,600	941,215
SoftBank Group Corp.	11,300	952,170
Sony Corp.	15,900	1,665,030
Takeda Pharmaceutical Co. Ltd.	25,500	917,747
TechnoPro Holdings, Inc.	10,500	874,328
		9,266,259

Netherlands — 1.1%
NXP Semiconductors N.V.	4,489	903,815
OCI N.V. *	28,945	625,584
Royal Dutch Shell PLC, A Shares	62,904	1,226,039
		2,755,438

South Africa — 0.4%
Anglo American PLC	26,971	1,056,904

South Korea — 0.3%
Coupang, Inc. *	2,927	144,447
SK Hynix, Inc.	6,027	705,613
		850,060

Sweden — 0.4%
Swedish Match AB	11,848	924,946

Switzerland — 0.9%
Alcon, Inc. *	14,146	990,512

UBS Global Allocation Fund

Portfolio of investments – March 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks— (continued)

Switzerland— (concluded)
Novartis AG (Registered)	13,017	1,112,398
		2,102,910

Taiwan — 0.1%
Sea Ltd., ADR *	1,600	357,168

United Kingdom — 2.4%
Ashtead Group PLC	23,404	1,396,095
British American Tobacco PLC	25,414	971,891
BT Group PLC *	443,841	947,188
Sage Group PLC/The	71,357	602,828
Spectris PLC	18,076	829,074
Unilever PLC	20,475	1,142,445
		5,889,521

United States — 30.4%
10X Genomics, Inc., Class A *	1,487	269,147
Abbott Laboratories	3,825	458,388
AbbVie, Inc.	26,000	2,813,720
Advanced Micro Devices, Inc. *	6,270	492,195
AGCO Corp.	10,788	1,549,696
Airbnb, Inc., Class A *	120	22,553
Akamai Technologies, Inc. *	6,518	664,184
Alexion Pharmaceuticals, Inc. *	2,241	342,671
Allstate Corp./The	6,772	778,103
Alphabet, Inc., Class A *	1,145	2,361,585
Amazon.com, Inc. *	859	2,657,815
Ameriprise Financial, Inc.	5,643	1,311,715
APA Corp.	46,749	836,807
Apple, Inc.	22,757	2,779,768
Applied Materials, Inc.	4,354	581,694
Aptiv PLC	7,754	1,069,277
Autodesk, Inc. *	2,465	683,175
Bio-Rad Laboratories, Inc., Class A *	2,237	1,277,707
BioMarin Pharmaceutical, Inc. *	8,986	678,533
Booking Holdings, Inc. *	249	580,130
Boston Scientific Corp. *	13,405	518,103
Bumble, Inc., Class A *	537	33,498
Bunge Ltd.	21,311	1,689,323
CF Industries Holdings, Inc.	21,048	955,158
Charles Schwab Corp./The	4,876	317,818

UBS Global Allocation Fund

Portfolio of investments – March 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks— (continued)

United States— (continued)
Ciena Corp. *	14,998	820,691
Comcast Corp., Class A	32,446	1,755,653
ConocoPhillips	4,393	232,697
Cooper Cos., Inc./The	905	347,601
Coupa Software, Inc. *	1,397	355,509
DexCom, Inc. *	917	329,561
Dollar General Corp.	2,684	543,832
Dollar Tree, Inc. *	14,705	1,683,134
Facebook, Inc., Class A *	2,150	633,240
Fidelity National Information Services, Inc.	7,824	1,100,133
HEICO Corp., Class A	2,399	272,526
HubSpot, Inc. *	1,509	685,403
IAC/InterActiveCorp *	2,011	434,999
Ingersoll Rand, Inc. *	30,872	1,519,211
IQVIA Holdings, Inc. *	2,727	526,693
Laboratory Corp. of America Holdings *	4,794	1,222,614
LivaNova PLC *	11,700	862,641
Lowe’s Cos., Inc.	4,065	773,082
Marsh & McLennan Cos., Inc.	5,736	698,645
Marvell Technology Group Ltd.	9,808	480,396
Match Group, Inc. *	3,054	419,559
McDonald’s Corp.	2,338	524,039
MetLife, Inc.	24,357	1,480,662
Micron Technology, Inc. *	14,970	1,320,504
Microsoft Corp.	12,513	2,950,190
Mondelez International, Inc., Class A	25,835	1,512,123
Netflix, Inc. *	612	319,256
NextEra Energy, Inc.	19,169	1,449,368
NVIDIA Corp.	582	310,747
PPD, Inc. *	14,148	535,360
Prologis, Inc.	15,200	1,611,200
Qorvo, Inc. *	2,325	424,778
Rockwell Automation, Inc.	1,280	339,763
Salesforce.com, Inc. *	3,706	785,190
ServiceNow, Inc. *	1,477	738,662
Shoals Technologies Group, Inc., Class A *	4,402	153,102
Southwest Airlines Co.	27,138	1,657,046
Starbucks Corp.	13,222	1,444,768
Stericycle, Inc. *	13,537	913,883
Synchrony Financial	19,906	809,378
Take-Two Interactive Software, Inc. *	6,412	1,133,000

UBS Global Allocation Fund

Portfolio of investments – March 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks— (concluded)

United States— (concluded)
Tesla, Inc. *	869	580,431
Trade Desk, Inc./The, Class A *	599	390,344
Union Pacific Corp.	1,885	415,473
United Rentals, Inc. *	1,729	569,377
UnitedHealth Group, Inc.	1,760	654,843
Universal Display Corp.	1,204	285,071
Visa, Inc., A Shares	5,942	1,258,100
VMware, Inc., Class A *	7,074	1,064,283
Voya Financial, Inc.	18,529	1,179,186
Wells Fargo & Co.	60,090	2,347,716
Western Digital Corp.	13,777	919,615
Westlake Chemical Corp.	13,847	1,229,475
Williams Cos., Inc./The	75,968	1,799,682
Zscaler, Inc. *	2,400	412,008
		74,939,206
Total common stocks (cost—$84,262,714)		115,316,207

Exchange traded funds—22.7%
Invesco S&P 500 Equal Weight ETF	58,583	8,298,868
iShares Fallen Angels USD Bond ETF	126,258	3,691,784
iShares iBoxx $ High Yield Corporate Bond ETF [1]	170,817	14,891,826
iShares JPMorgan USD Emerging Markets Bond ETF	132,005	14,372,704
iShares MSCI International Value Factor ETF	288,311	7,291,385
iShares MSCI USA Value Factor ETF	71,475	7,323,329
Total exchange traded funds (cost—$54,566,073)		55,869,896

Investment companies—8.1%
UBS Emerging Markets Equity Opportunity Fund [2] (cost — $16,515,265)	1,617,672	19,962,078

Face amount($)
Asset-backed securities—4.3%

United States — 4.3%
American Credit Acceptance Receivables Trust,
Series 2017-4, Class D, 3.570%, due 01/10/24[3]	86,828	87,641

UBS Global Allocation Fund

Portfolio of investments – March 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities— (continued)

United States— (continued)

Series 2019-3, Class B, 2.590%, due 08/14/23[3]	196,316	196,734
Series 2021-1, Class C, 0.830%, due 03/15/27[3]	100,000	99,663
American Express Credit Account Master Trust,
Series 2017-5, Class A, 1 mo. USD LIBOR + 0.380%, 0.486%, due 02/18/25[4]	250,000	251,063
AmeriCredit Automobile Receivables Trust,
Series 2017-2, Class D, 3.420%, due 04/18/23	200,000	204,263
Series 2020-1, Class A2A, 1.100%, due 03/20/23	42,184	42,265
BMW Floorplan Master Owner Trust,
Series 2018-1, Class A1, 3.150%, due 05/15/23[3]	750,000	752,638
Capital Auto Receivables Asset Trust,
Series 2018-1, Class A4, 2.930%, due 06/20/22[3]	35,017	35,117
CCG Receivables Trust,
Series 2020-1, Class C, 1.840%, due 12/14/27[3]	100,000	101,193
CF Hippolyta LLC,
Series 2020-1, Class A1, 1.690%, due 07/15/60[3]	95,438	96,151
Series 2021-1A, Class A1, 1.530%, due 03/15/613.11	150,000	149,452
CPS Auto Receivables Trust,
Series 2018-A, Class D, 3.660%, due 12/15/23[3]	100,000	101,616
Series 2018-D, Class C, 3.830%, due 09/15/23[3]	184,043	186,041
Series 2019-B, Class B, 3.090%, due 04/17/23[3]	67,328	67,535
Series 2021-A, Class C, 0.830%, due 09/15/26[3]	150,000	149,753
Series 2021-A, Class D, 1.160%, due 12/15/26[3]	100,000	99,235
Dell Equipment Finance Trust,
Series 2018-1, Class D, 3.850%, due 06/24/24[3]	100,000	100,409
Series 2018-2, Class B, 3.550%, due 10/22/23[3]	100,000	100,892

UBS Global Allocation Fund

Portfolio of investments – March 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities— (continued)

United States— (continued)

Series 2019-2, Class A2, 1.950%, due 12/22/21[3]	51,067	51,259
Series 2020-2, Class C, 1.370%, due 01/22/24[3]	100,000	101,081
Series 2020-2, Class D, 1.920%, due 03/23/26[3]	100,000	101,955
Series 2021-1, Class D, 1.030%, due 11/23/26[3]	250,000	249,647
Drive Auto Receivables Trust,
Series 2018-1, Class D, 3.810%, due 05/15/24	281,127	285,487
Series 2018-3, Class C, 3.720%, due 09/16/24	33,345	33,391
Series 2018-3, Class D, 4.300%, due 09/16/24	175,000	179,638
Series 2018-4, Class C, 3.660%, due 11/15/24	74,952	75,299
DT Auto Owner Trust,
Series 2017-2A, Class E, 6.030%, due 01/15/24[3]	89,997	91,006
Series 2018-1A, Class D, 3.810%, due 12/15/23[3]	163,179	164,775
Series 2018-2A, Class C, 3.670%, due 03/15/24[3]	5,212	5,218
Series 2019-3A, Class C, 2.740%, due 04/15/25[3]	235,000	238,979
Series 2021-1A, Class C, 0.840%, due 10/15/26[3]	100,000	99,724
Series 2021-1A, Class D, 1.160%, due 11/16/26[3]	100,000	99,584
Exeter Automobile Receivables Trust,
Series 2017-1A, Class C, 3.950%, due 12/15/22[3]	121,638	122,000
Series 2018-1A, Class C, 3.030%, due 01/17/23[3]	10,091	10,102
Series 2018-4A, Class C, 3.970%, due 09/15/23[3]	53,601	54,063
Series 2019-2A, Class C, 3.300%, due 03/15/24[3]	425,000	432,043
Series 2021-1A, Class C, 0.740%, due 01/15/26	125,000	124,742
Series 2021-1A, Class D, 1.080%, due 11/16/26	125,000	123,898

UBS Global Allocation Fund

Portfolio of investments – March 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities— (continued)

United States— (continued)

Flagship Credit Auto Trust,
Series 2017-2, Class C, 2.960%, due 07/15/23[3]	161,122	161,773
Ford Credit Auto Owner Trust,
Series 2018-1, Class A, 3.190%, due 07/15/31[3]	600,000	646,577
Ford Credit Floorplan Master Owner Trust,
Series 2019-2, Class A, 3.060%, due 04/15/26	500,000	534,667
GLS Auto Receivables Trust,
Series 2018-2A, Class C, 4.170%, due 04/15/24[3]	225,000	231,820
GM Financial Automobile Leasing Trust,
Series 2020-2, Class A4, 1.010%, due 07/22/24	75,000	75,729
HPEFS Equipment Trust,
Series 2019-1A, Class B, 2.320%, due 09/20/29[3]	100,000	101,204
Series 2021-1A, Class D, 1.030%, due 03/20/31[3]	150,000	149,264
Ocwen Master Advance Receivables Trust,
Series 2020-T1, Class AT1, 1.278%, due 08/15/52[3]	100,000	100,246
OneMain Direct Auto Receivables Trust,
Series 2018-1A, Class A, 3.430%, due 12/16/24[3]	76,116	76,624
Series 2018-1A, Class C, 3.850%, due 10/14/25[3]	216,000	219,554
Series 2018-1A, Class D, 4.400%, due 01/14/28[3]	216,000	219,904
Series 2019-1A, Class A, 3.630%, due 09/14/27[3]	120,000	129,580
OneMain Financial Issuance Trust,
Series 2020-2A, Class B, 2.210%, due 09/14/35[3]	100,000	101,176
PFS Financing Corp.,
Series 2021-A, Class A, 0.710%, due 04/15/26[3]	100,000	99,490
Santander Drive Auto Receivables Trust,
Series 2017-2, Class D, 3.490%, due 07/17/23	268,872	269,260
Series 2018-1, Class C, 2.960%, due 03/15/24	130,716	130,972

UBS Global Allocation Fund

Portfolio of investments – March 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities— (concluded)

United States— (concluded)

Series 2018-2, Class C, 3.350%, due 07/17/23	212,178	213,263
Series 2020-2, Class B, 0.960%, due 11/15/24	100,000	100,600
Series 2021-1, Class B, 0.500%, due 04/15/25	300,000	299,808
Series 2021-1, Class D, 1.130%, due 11/16/26	200,000	198,720
Sofi Consumer Loan Program LLC,
Series 2017-4, Class B, 3.590%, due 05/26/26[3,5]	100,000	101,197
Sofi Consumer Loan Program Trust,
Series 2018-2, Class B, 3.790%, due 04/26/27[3]	220,014	222,805
Series 2019-3, Class A, 2.900%, due 05/25/28[3]	28,982	29,215
SoFi Professional Loan Program LLC,
Series 2016-D, Class A2B, 2.340%, due 04/25/33[3]	84,865	86,445
SPS Servicer Advance Receivables Trust,
Series 2020-T1, Class AT1, 1.280%, due 11/15/52[3]	100,000	100,389
Tesla Auto Lease Trust,
Series 2020-A, Class D, 2.330%, due 02/20/24[3]	300,000	306,909
Series 2021-A, Class D, 1.340%, due 03/20/25[3]	275,000	274,446
Total asset-backed securities (cost—$10,518,124)		10,647,189

Mortgage-backed securities—2.8%

United States — 2.8%
Angel Oak Mortgage Trust,
Series 2020-4, Class A1, 1.469%, due 06/25/65[3,5]	111,306	111,700
Series 2020-6, Class A1, 1.261%, due 05/25/65[3,5]	79,063	79,327
Series 2020-R1, Class A1, 0.990%, due 04/25/53[3,5]	128,521	128,432
Angel Oak Mortgage Trust LLC,
Series 2020-5, Class A1, 1.373%, due 05/25/65[3,5]	76,588	76,941

UBS Global Allocation Fund

Portfolio of investments – March 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Mortgage-backed securities— (continued)

United States— (continued)

Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1, Class B, 3.599%, due 05/15/53[3,5]	500,000	528,476
BANK,
Series 2018-BN14, Class A4, 4.231%, due 09/15/60[5]	275,000	311,323
Series 2021-BN32, Class C, 3.372%, due 04/15/54	150,000	148,468
BBCMS Trust,
Series 2015-SRCH, Class A2, 4.197%, due 08/10/35[3]	210,000	234,297
BENCHMARK Mortgage Trust,
Series 2020-B20, Class AS, 2.375%, due 10/15/53	100,000	98,690
BX Commercial Mortgage Trust,
Series 2018-BIOA, Class A, 1 mo. USD LIBOR + 0.671%, 0.777%, due 03/15/37 [3,4]	470,000	470,138
Series 2018-IND, Class B, 1 mo. USD LIBOR + 0.900%, 1.006%, due 11/15/35 [3,4]	70,000	70,000
Series 2020-VKNG, Class C, 1 mo. USD LIBOR + 1.400%, 1.506%, due 10/15/37 [3,4]	100,000	100,000
Citigroup Commercial Mortgage Trust,
Series 2019-GC43, Class A4, 3.038%, due 11/10/52	200,000	210,857
Series 2019-SMRT, Class C, 4.682%, due 01/10/36[3]	345,000	371,717
COLT Mortgage Loan Trust,
Series 2020-1R, Class A1, 1.255%, due 09/25/65[3,5]	72,221	72,517
Series 2020-2, Class A1, 1.853%, due 03/25/65[3,5]	196,219	197,872
Series 2020-3, Class A1, 1.506%, due 04/27/65[3,5]	181,046	181,763
Commercial Mortgage Pass Through Certificates,
Series 2021-LBA, Class C, 1 mo. USD LIBOR + 1.200%, 1.350%, due 03/15/38[3,4]	250,000	250,078
CSMC Trust,
Series 2020-NQM1, Class A1, 1.208%, due 05/25/65[3,6]	273,360	274,540

UBS Global Allocation Fund

Portfolio of investments – March 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Mortgage-backed securities— (continued)

United States— (continued)

DBGS Mortgage Trust,
Series 2018-BIOD, Class A, 1 mo. USD LIBOR + 0.803%, 0.909%, due 05/15/35[3,4]	92,814	92,841
Deephaven Residential Mortgage Trust,
Series 2020-1, Class A1, 2.339%, due 01/25/60[3,5]	131,474	133,000
Series 2020-2, Class A1, 1.692%, due 05/25/65[3]	59,871	60,270
GS Mortgage Securities Trust,
Series 2017-GS5, Class B, 4.047%, due 03/10/50[5]	100,000	108,150
GS Mortgage-Backed Securities Trust,
Series 2020-NQM1, Class A1, 1.382%, due 09/27/60[3,5]	69,115	69,356
J.P. Morgan Chase Commercial Mortgage Securities Trust,
Series 2021-2NU, Class D, 2.077%, due 01/05/40[3,5]	125,000	118,465
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C7, Class B, 3.985%, due 10/15/50	175,000	189,674
MAD Mortgage Trust,
Series 2017-330M, Class B, 3.142%, due 08/15/34[3,5]	125,000	129,010
Series 2017-330M, Class C, 3.252%, due 08/15/34[3,5]	150,000	154,068
MFRA Trust,
Series 2020-NQM3, Class A1, 1.014%, due 01/26/65[3,5]	84,012	83,965
MSCG Trust,
Series 2018-SELF, Class A, 1 mo. USD LIBOR + 0.900%, 1.006%, due 10/15/37[3,4]	690,000	689,990
New Residential Mortgage Loan Trust,
Series 2019-NQM4, Class A1, 2.492%, due 09/25/59[3,5]	93,594	95,107
Series 2020-NQM2, Class A1, 1.650%, due 05/24/60[3,5]	77,636	78,604
ONE Mortgage Trust,
Series 2021-PARK, Class C, 1 mo. USD LIBOR + 1.100%, 1.206%, due 03/15/36[3,4]	200,000	197,996

UBS Global Allocation Fund

Portfolio of investments – March 31, 2021 (unaudited)

	Face amount ($)		Value ($)
Mortgage-backed securities— (concluded)

United States— (concluded)

Residential Mortgage Loan Trust,
Series 2020-2, Class A1, 1.654%, due 05/25/60[3,5]		76,178	76,881
Verus Securitization Trust,
Series 2019-2, Class A1, 3.211%, due 05/25/59[3,5]		115,449	115,729
Series 2019-4, Class A1, 2.642%, due 11/25/59[3,6]		69,291	70,527
Series 2020-4, Class A1, 1.502%, due 05/25/65[3,6]		82,480	83,152
Series 2020-5, Class A1, 1.218%, due 05/25/65[3,6]		86,073	86,258
Series 2021-R2, Class A1, 0.918%, due 02/25/64[3,5]		125,000	125,070
Vista Point Securitization Trust,
Series 2020-1, Class A1, 1.763%, due 03/25/65[3,5]		68,385	69,153
Series 2020-2, Class A1, 1.475%, due 04/25/65[3,5]		85,312	85,686
Wells Fargo Commercial Mortgage Trust,
Series 2018-C45, Class AS, 4.405%, due 06/15/51[5]		130,000	146,168
Total mortgage-backed securities (cost—$6,931,038)			6,976,256

Non-U.S. government agency obligations—3.9%

Australia — 0.3%
Australia Government Bond,
Series 138, 3.250%, due 04/21/29[7]	AUD	310,000	267,826
Series 157, 1.500%, due 06/21/31[7]	AUD	460,000	339,968
			607,794
Austria — 0.0%†
Republic of Austria Government Bond
3.150%, due 06/20/44[3,7]	EUR	55,000	104,429

Belgium — 0.1%
Kingdom of Belgium Government Bond,
Series 71, 3.750%, due 06/22/45[7]	EUR	83,000	165,019

UBS Global Allocation Fund

Portfolio of investments – March 31, 2021 (unaudited)

	Face amount ($)		Value ($)
Non-U.S. government agency obligations— (continued)

Canada — 0.4%

Canadian Government Bond
1.500%, due 09/01/24	CAD	1,040,000	853,873
2.250%, due 06/01/25	CAD	221,000	186,458
2.750%, due 12/01/64	CAD	54,000	53,134
			1,093,465
Finland — 0.0%†
Finland Government Bond,
Series 30Y, 1.375%, due 04/15/47[3,7]	EUR	20,000	29,077

France — 0.1%
French Republic Government Bond OAT
0.500%, due 05/25/40[3,7]	EUR	100,000	117,286
3.250%, due 05/25/45[7]	EUR	93,000	173,561
			290,847
Ireland — 0.1%
Ireland Government Bond
1.500%, due 05/15/50[7]	EUR	110,000	153,982
2.000%, due 02/18/45[7]	EUR	48,000	73,918
			227,900
Italy — 0.4%
Italy Buoni Poliennali Del Tesoro
1.650%, due 03/01/32[3,7]	EUR	60,000	76,983
3.000%, due 08/01/29[7]	EUR	240,000	339,561
3.250%, due 09/01/46[3,7]	EUR	150,000	238,869
4.000%, due 02/01/37[3,7]	EUR	129,000	213,847
			869,260
Japan — 0.4%
Japan Government Forty Year Bond,
Series 12, 0.500%, due 03/20/59	JPY	20,000,000	169,107
Japan Government Thirty Year Bond,
Series 51, 0.300%, due 06/20/46	JPY	11,100,000	93,407

UBS Global Allocation Fund

Portfolio of investments – March 31, 2021 (unaudited)

	Face amount ($)		Value ($)
Non-U.S. government agency obligations— (concluded)

Japan— (concluded)

Japan Government Twenty Year Bond,
Series 156, 0.400%, due 03/20/36	JPY	83,550,000	764,653
			1,027,167
Netherlands — 0.0%†
Netherlands Government Bond
2.750%, due 01/15/47[3,7]	EUR	40,000	76,453

New Zealand — 1.3%
New Zealand Government Inflation Linked Bond,
Series 0925, 2.000%, due 09/20/25[7,8]	NZD	3,509,220	3,085,362

Spain — 0.5%
Spain Government Bond
1.450%, due 10/31/27[3,7]	EUR	165,000	212,972
1.500%, due 04/30/27[3,7]	EUR	325,000	419,774
3.450%, due 07/30/66[3,7]	EUR	10,000	18,747
4.200%, due 01/31/37[3,7]	EUR	44,000	78,414
4.800%, due 01/31/24[3,7]	EUR	296,000	399,095
5.150%, due 10/31/44[3,7]	EUR	69,000	149,639
			1,278,641
United Kingdom — 0.3%
United Kingdom Gilt
1.000%, due 04/22/24[7]	GBP	90,000	127,277
1.500%, due 07/22/47[7]	GBP	114,000	161,139
1.625%, due 10/22/28[7]	GBP	144,000	212,745
3.500%, due 01/22/45[7]	GBP	60,000	118,419
			619,580
Total non-U.S. government agency obligations (cost—$8,341,820)			9,474,994

U.S. government agency obligations—3.0%

Face amount ($)
United States — 3.0%
UMBS TBA

UBS Global Allocation Fund

Portfolio of investments – March 31, 2021 (unaudited)

	Face amount ($)	Value ($)
U.S. government agency obligations— (concluded)

United States— (concluded)

2.500%	1,275,000	1,303,497
2.000%	3,125,000	3,116,263
GNMA II TBA
2.000%	500,000	504,844
2.500%	1,125,000	1,160,771
UMBS TBA
3.000%	1,350,000	1,406,162
Total U.S. government agency obligations (cost—$7,516,422)		7,491,537

U.S. Treasury obligations—3.1%

United States — 3.1%
U.S. Treasury Bonds
2.500%, due 02/15/46	302,000	307,804
2.750%, due 11/15/42	201,000	215,400
2.750%, due 08/15/47	328,000	350,576
2.875%, due 05/15/43	717,000	784,359
3.000%, due 11/15/45	47,000	52,464
U.S. Treasury Notes
0.625%, due 08/15/30	1,270,000	1,150,937
1.375%, due 09/30/23	971,000	998,499
1.500%, due 02/28/23	226,000	231,756
1.625%, due 08/15/22	116,000	118,388
1.625%, due 11/30/26	760,000	781,612
1.625%, due 08/15/29	196,000	196,697
1.750%, due 05/15/23	345,000	356,347
1.875%, due 10/31/22	680,000	698,620
2.000%, due 11/30/22	528,000	544,273
2.500%, due 05/15/24	321,000	342,116
2.750%, due 07/31/23	459,000	486,038
Total U.S. Treasury obligations (cost—$7,495,415)		7,615,886

Number of shares
Short-term investments—4.1%

Investment companies — 4.1%
State Street Institutional U.S. Government Money Market Fund, 0.080% [9] (cost — $10,109,035)	10,109,035	10,109,035

UBS Global Allocation Fund

Portfolio of investments – March 31, 2021 (unaudited)

Investment of cash collateral from securities loaned—6.5%

Money market funds — 6.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.030% [9] (cost — $16,073,645)	16,073,645	16,073,645
Total investments (cost — $222,329,551)[10]— 105.3%		259,536,723
Liabilities in excess of other assets — (5.3)%		(13,076,166)
Net assets — 100.0%		$246,460,557

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)
Index futures buy contracts:
7	CAD	S&P TSX 60 Index Futures	June 2021	1,230,616	1,237,797	7,181
18	EUR	DAX Index Futures	June 2021	7,687,548	7,931,029	243,481
970	EUR	EURO STOXX 600 Bank Index Futures	June 2021	7,275,257	7,291,497	16,240
41	GBP	FTSE 100 Index Futures	June 2021	3,790,457	3,775,425	(15,032)
49	JPY	TOPIX Index Futures	June 2021	8,376,457	8,647,189	270,732
48	USD	Russell 2000 Value E-Mini Index Futures	June 2021	5,637,718	5,334,000	(303,718)
Interest rate futures buy contracts:
26	JPY	JGB MINI 10 Year Futures	June 2021	3,549,743	3,544,547	(5,196)
U.S. Treasury futures buy contracts:
139	USD	U.S. Treasury Note 2 Year Futures	June 2021	30,711,593	30,680,992	(30,601)
175	USD	U.S. Treasury Note 10 Year Futures	June 2021	23,510,328	22,914,063	(596,265)
Total				91,769,717	91,356,539	(413,178)

Index futures sell contracts:
13	AUD	ASX SPI 200 Index Futures	June 2021	(1,663,534)	(1,670,213)	(6,679)
443	EUR	EURO STOXX 50 Index Futures	June 2021	(19,644,500)	(20,084,106)	(439,606)
28	USD	Mini MSCI Emerging Markets (EM) Index Futures	June 2021	(1,813,191)	(1,851,500)	(38,309)
122	USD	S&P 500 E-Mini Index Futures	June 2021	(23,990,427)	(24,201,140)	(210,713)
Interest rate futures sell contracts:
41	GBP	United Kingdom Long Gilt Bond Futures	June 2021	(7,309,378)	(7,211,714)	97,664
U.S. Treasury futures sell contracts:
69	USD	U.S. Treasury Note 5 Year Futures	June 2021	(8,540,805)	(8,514,492)	26,313
44	USD	U.S. Ultra Treasury Note 10 Year Futures	June 2021	(6,550,413)	(6,322,250)	228,163
Total				(69,512,248)	(69,855,415)	(343,167)
Net unrealized appreciation (depreciation)						(756,345)

UBS Global Allocation Fund

Portfolio of investments – March 31, 2021 (unaudited)

Centrally cleared credit default swap agreements on credit indices—sell protection13

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio[12](%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
CDX North American High Yield 36 Index	USD	7,950	06/20/26	Quarterly	5.000	(676,233)	718,308	42,075

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
BB	USD	5,788,198	COP	20,678,395,000	05/21/21	(146,064)
BB	USD	2,447,961	NOK	20,830,000	05/21/21	(12,616)
BOA	CHF	9,430,000	USD	10,497,693	05/21/21	508,290
BOA	KRW	2,768,000,000	USD	2,430,415	05/21/21	(15,052)
BOA	USD	6,790,739	BRL	36,780,000	05/21/21	(275,242)
CIBC	USD	2,131,196	JPY	224,300,000	05/21/21	(104,534)
CITI	USD	2,450,738	EUR	2,060,000	05/21/21	(32,709)
GSI	KRW	2,803,000,000	USD	2,532,549	05/21/21	56,160
GSI	PHP	118,640,120	USD	2,440,000	05/21/21	(1,119)
GSI	USD	6,767,133	AUD	8,814,299	05/21/21	(70,755)
HSBC	INR	98,530,000	USD	1,337,070	05/21/21	(2,511)
HSBC	TWD	283,261,880	USD	10,153,668	05/21/21	223,644
HSBC	USD	1,601,083	CNY	10,465,000	05/21/21	(10,488)
JPMCB	NZD	17,575,000	USD	12,816,372	05/21/21	543,172
MSCI	AUD	10,265,000	USD	8,082,029	05/21/21	283,528
MSCI	USD	7,762,839	NOK	66,130,000	05/21/21	(31,233)
SSC	EUR	3,515,000	USD	4,265,505	05/21/21	139,598
SSC	GBP	1,050,000	USD	1,471,717	05/21/21	23,986
SSC	JPY	797,600,000	USD	7,332,624	05/21/21	125,909
SSC	USD	2,049,759	MXN	42,780,000	05/21/21	33,008
SSC	USD	2,440,437	PLN	9,055,000	05/21/21	(148,644)
SSC	USD	490,896	SGD	650,000	05/21/21	(7,809)
Net unrealized appreciation (depreciation)						1,078,519

UBS Global Allocation Fund

Portfolio of investments – March 31, 2021 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	115,179,041	137,166	—	115,316,207
Exchange traded funds	55,869,896	—	—	55,869,896
Investment companies	19,962,078	—	—	19,962,078
Asset-backed securities	—	10,647,189	—	10,647,189
Mortgage-backed securities	—	6,976,256	—	6,976,256
Non-U.S. government agency obligations	—	9,474,994	—	9,474,994
U.S. government agency obligations	—	7,491,537	—	7,491,537
U.S. Treasury obligations	—	7,615,886	—	7,615,886
Short-term investments	—	10,109,035	—	10,109,035
Investment of cash collateral from securities loaned	—	16,073,645	—	16,073,645
Futures contracts	889,774	—	—	889,774
Swap agreements	—	718,308	—	718,308
Forward foreign currency contracts	—	1,937,295	—	1,937,295
Total	191,900,789	71,181,311	—	263,082,100

Liabilities
Futures contracts	(1,646,119)	—	—	(1,646,119)
Forward foreign currency contracts	—	(858,776)	—	(858,776)
Total	(1,646,119)	(858,776)	—	(2,504,895)

At March 31, 2021, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non-income producing security.

†	Amount represents less than 0.05% or (0.05)%.

1	Security, or portion thereof, was on loan at the period end.

UBS Global Allocation Fund

Portfolio of investments – March 31, 2021 (unaudited)

2	The table below details the Fund’s investment in a fund advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Funds.

Security description	Value 6/30/2020	Purchases during the period ended 3/31/2021	Sales during the period ended 3/31/2021	Net realized gain (loss) during the period ended 3/31/2021	Change in net unrealized appreciation (depreciation) during the period ended 3/31/2021	Value 3/31/2021	Net income earned from affiliate for the period ended 3/31/2021	Shares 3/31/2021
UBS Emerging Markets Equity Opportunity Fund	$12,599,338	$6,114,100	$3,500,000	$288,877	$4,459,763	$19,962,078	$314,100	$1,617,672

3	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $15,402,635, represented 6.0% of the Fund’s net assets at period end.

4	Variable or floating rate security. The interest rate shown is the current rate as of March 31, 2021 and changes periodically.

5	Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

6	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.

7	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

8	Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuer’s country. Only if inflation occurs will securities offer a higher real yield than a conventional security of the same maturity.

9	Rates shown reflect yield at March 31, 2021.

10	Includes $25,593,488 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $16,073,645 and cash collateral of $9,604,719

11	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.Security fair valued by the Valuation Committee under the direction of the Board of Trustees.

12	Payments made or received are based on the notional amount.

13	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

UBS Emerging Markets Equity Opportunity Fund

Industry diversification—March 31, 2021 (unaudited)1

Common stocks	Percentage of net assets
Automobiles	3.2%
Banks	19.5
Beverages	3.0
Chemicals	2.5
Diversified consumer services	3.5
Household durables	2.3
Household products	2.0
Insurance	3.6
Interactive media & services	7.2
Internet & direct marketing retail	15.2
IT services	3.8
Metals & mining	4.4
Oil, gas & consumable fuels	2.0
Pharmaceuticals	2.8
Semiconductors & semiconductor equipment	14.8
Technology hardware, storage & peripherals	5.8
Total common stocks	95.6%
Short-term investments	2.3
Investment of cash collateral from securities loaned	1.9
Total investments	99.8%
Other assets in excess of liabilities	0.2
Net assets	100.0%

[1]	The Fund’s portfolio is actively managed and its composition will vary over time.

UBS Emerging Markets Equity Opportunity Fund

Portfolio of investments – March 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—95.6%

Argentina — 3.8%
MercadoLibre, Inc. *	25,171	37,055,236

Brazil — 4.1%
Petroleo Brasileiro SA, ADR	1,198,100	10,231,774
Petroleo Brasileiro SA, ADR	1,150,700	9,757,936
Vale SA	1,162,485	20,233,743
		40,223,453

China — 29.3%
Alibaba Group Holding Ltd. *	2,312,544	65,442,904
China Merchants Bank Co. Ltd., Class H	4,244,000	32,400,072
Gree Electric Appliances, Inc. of Zhuhai, Class A	2,400,789	22,964,069
Jiangsu Hengrui Medicine Co. Ltd., Class A	1,933,388	27,161,815
Kweichow Moutai Co. Ltd., Class A	94,367	28,921,938
New Oriental Education & Technology Group, Inc., ADR *	921,130	12,895,820
Ping An Insurance Group Co. of China Ltd., Class H	2,983,500	35,518,314
TAL Education Group, ADR *	402,400	21,669,240
Tencent Holdings Ltd.	523,000	41,037,548
		288,011,720

Hungary — 1.9%
OTP Bank Nyrt *	441,105	18,854,468

India — 14.6%
Axis Bank Ltd. *	3,343,285	31,892,416
Eicher Motors Ltd.	649,208	23,121,576
HDFC Bank Ltd.	1,546,895	31,601,713
Hindustan Unilever Ltd.	592,431	19,702,121
Infosys Ltd., ADR	1,978,100	37,030,032
		143,347,858

Indonesia — 3.8%
Astra International Tbk. PT	21,839,023	7,931,211
Bank Mandiri Persero Tbk. PT	68,697,400	29,087,023
		37,018,234

Mexico — 2.1%
Grupo Financiero Banorte SAB de CV, Class O *	3,603,200	20,295,820

Russia — 5.8%
Sberbank of Russia PJSC	7,117,910	27,358,036

UBS Emerging Markets Equity Opportunity Fund

Portfolio of investments – March 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks— (concluded)

Russia— (concluded)
Yandex N.V., Class A *	459,800	29,454,788
		56,812,824

South Africa — 7.1%
Anglo American Platinum Ltd. [1]	83,258	12,139,818
Impala Platinum Holdings Ltd. [1]	596,735	11,066,685
Naspers Ltd., N Shares	196,287	46,966,718
		70,173,221

South Korea — 11.9%
LG Chem Ltd.	34,283	24,385,081
Samsung Electronics Co. Ltd.	793,586	57,077,888
SK Hynix, Inc.	306,812	35,920,115
		117,383,084

Taiwan — 11.2%
Nanya Technology Corp.	6,122,000	19,717,934
Taiwan Semiconductor Manufacturing Co. Ltd.	4,376,000	90,026,005
		109,743,939
Total common stocks (cost—$777,610,500)		938,919,857

Short-term investments—2.3%

Investment companies — 2.3%
State Street Institutional U.S. Government Money Market Fund, 0.080% [2] (cost — $22,629,340)	22,629,340	22,629,340

Investment of cash collateral from securities loaned—1.9%

Money market funds — 1.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.030% [2] (cost — $18,294,587)	18,294,587	18,294,587
Total investments (cost — $818,534,427) [3]— 99.8%		979,843,784
Other assets in excess of liabilities — 0.2%		1,657,508
Net assets — 100.0%		$981,501,292

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

UBS Emerging Markets Equity Opportunity Fund

Portfolio of investments – March 31, 2021 (unaudited)

Forward foreign currency contracts
Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
SSC	USD	1,066,699	CNY	7,000,000	04/07/21	798

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments. In the event a Fund holds investments (other than a money market fund) for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Assets
Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	938,919,857	—	—	938,919,857
Short-term investments	—	22,629,340	—	22,629,340
Investment of cash collateral from securities loaned	—	18,294,587	—	18,294,587
Forward foreign currency contracts	—	798	—	798
Total	938,919,857	40,924,725	—	979,844,582

At March 31, 2021, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non-income producing security.

[1]	Security, or portion thereof, was on loan at the period end.

[2]	Rates shown reflect yield at March 31, 2021.

[3]	Includes $17,814,470 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $18,294,587.

UBS Engage For Impact Fund

Industry diversification— March 31, 2021 (unaudited)1

Common stocks	Percentage of net assets
Auto components	4.4%
Automobiles	1.3
Banks	4.2
Beverages	2.0
Biotechnology	5.2
Building products	2.3
Chemicals	7.2
Commercial services & supplies	2.9
Distributors	1.8
Diversified consumer services	0.5
Electric utilities	1.6
Electrical equipment	4.3
Electronic equipment, instruments & components	4.5
Equity real estate investment trusts	1.7
Food & staples retailing	2.0
Food products	9.7
Health care equipment & supplies	4.3
Health care technology	0.4
Industrial conglomerates	2.3
Life sciences tools & services	4.6
Machinery	7.7
Oil, gas & consumable fuels	3.3
Pharmaceuticals	2.4
Road & rail	2.0
Semiconductors & semiconductor equipment	6.7
Software	6.3
Total common stocks	95.6%
Preferred stocks	1.7
Short-term investments	4.7
Total investments	102.0%
Liabilities in excess of other assets	(2.0)
Net assets	100.0%

[1]	The Fund’s portfolio is actively managed and its composition will vary over time.

UBS Engage For Impact Fund

Portfolio of investments – March 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—95.6%

Austria — 2.1%
Erste Group Bank AG *	29,025	984,368

Canada — 0.3%
Zymeworks, Inc. *	5,231	165,195

China — 3.0%
China Mengniu Dairy Co. Ltd.	136,000	778,482
Li Auto, Inc., ADR *	25,300	632,500
		1,410,982

Denmark — 1.6%
Genmab A/S *	2,286	752,119

France — 1.9%
Danone SA	13,381	917,976

Germany — 6.1%
Continental AG *	5,525	730,202
Infineon Technologies AG	28,644	1,214,476
Knorr-Bremse AG	7,685	959,079
		2,903,757

Indonesia — 2.1%
Bank Mandiri Persero Tbk. PT	2,389,400	1,011,691

Ireland — 2.3%
Kingspan Group PLC	12,702	1,076,954

Italy — 2.0%
Prysmian SpA	29,406	955,563

Japan — 2.4%
Takeda Pharmaceutical Co. Ltd.	31,253	1,124,798

Netherlands — 2.0%
Koninklijke Ahold Delhaize N.V.	33,789	941,079

New Zealand — 0.9%
Fisher & Paykel Healthcare Corp. Ltd.	18,485	414,409

Norway — 3.7%
Equinor ASA	49,490	968,026

UBS Engage For Impact Fund

Portfolio of investments – March 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks— (continued)

Norway— (concluded)
Mowi ASA	31,342	777,582
		1,745,608

Portugal — 1.3%
Galp Energia SGPS SA	53,535	622,782

Spain — 1.6%
Iberdrola SA	58,743	756,734

Switzerland — 1.7%
Alcon, Inc. *	11,196	783,951

United Kingdom — 5.8%
Linde PLC	4,813	1,348,314
Spectris PLC	30,186	1,384,511
		2,732,825

United States — 54.8%
AGCO Corp.	8,097	1,163,134
American Well Corp., Class A *	10,765	186,988
Aptiv PLC	9,878	1,362,176
Avantor, Inc. *	27,992	809,809
Bloom Energy Corp., Class A *	24,950	674,897
Bunge Ltd.	12,540	994,046
Cadence Design Systems, Inc. *	7,848	1,075,097
CF Industries Holdings, Inc.	21,147	959,651
Conagra Brands, Inc.	29,576	1,112,058
Coursera, Inc. *	5,352	240,840
Digital Realty Trust, Inc.	5,763	811,661
Ecolab, Inc.	5,130	1,098,179
Evoqua Water Technologies Corp. *	27,356	719,463
IGM Biosciences, Inc. *	1,968	150,926
Ingersoll Rand, Inc. *	16,397	806,896
IPG Photonics Corp. *	3,483	734,704
Ironwood Pharmaceuticals, Inc. *	45,278	506,208
LivaNova PLC *	11,135	820,984
LKQ Corp. *	20,710	876,654
Lyft, Inc., Class A *	14,988	946,942
Maravai LifeSciences Holdings, Inc., Class A *	11,589	413,032
Micron Technology, Inc. *	11,843	1,044,671
Mirati Therapeutics, Inc. *	1,330	227,829

UBS Engage For Impact Fund

Portfolio of investments – March 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks— (concluded)

United States— (concluded)
Montrose Environmental Group, Inc. *	27,398	1,375,106
PPD, Inc. *	25,333	958,601
Prelude Therapeutics, Inc. *	5,066	219,510
Primo Water Corp.	58,709	954,608
Roper Technologies, Inc.	2,722	1,097,891
Seagen, Inc. *	3,293	457,266
Shoals Technologies Group, Inc., Class A *	11,145	387,623
Universal Display Corp.	3,863	914,642
VMware, Inc., Class A *	6,840	1,029,078
Zendesk, Inc. *	6,650	881,923
		26,013,093
Total common stocks (cost—$37,033,318)		45,313,884

Preferred stocks—1.7%

Germany — 1.7%
Henkel AG & Co. KGaA (cost — $737,100)	7,240	813,885

Short-term investments—4.7%

Investment companies — 4.7%
State Street Institutional U.S. Government Money Market Fund, 0.080% [1] (cost — $2,245,457)	2,245,457	2,245,457
Total investments (cost — $40,015,875) [2]— 102.0%		48,373,226
Liabilities in excess of other assets — (2.0)%		(943,747)
Net assets — 100.0%		$47,429,479

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts
Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
SSC	USD	18,912	IDR	275,444,158	04/05/21	52

UBS Engage For Impact Fund

Portfolio of investments – March 31, 2021 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund's investments. In the event a Fund holds investments (other than a money market fund) for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets
Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	45,313,884	—	—	45,313,884
Preferred stocks	813,885	—	—	813,885
Short-term investments	—	2,245,457	—	2,245,457
Forward foreign currency contracts	—	52	—	52
Total	46,127,769	2,245,509	—	48,373,278

At March 31, 2021, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non-income producing security.

1	Rates shown reflect yield at March 31, 2021.

2	Includes $947,877 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $875,330.

UBS International Sustainable Equity Fund

Industry diversification— March 31, 2021 (unaudited)1

Common stocks	Percentage of net assets
Auto components	2.2%
Automobiles	3.2
Banks	9.0
Biotechnology	1.5
Capital markets	0.7
Chemicals	4.3
Commercial services & supplies	0.9
Construction & engineering	1.6
Construction materials	1.4
Diversified financial services	2.0
Diversified telecommunication services	4.6
Electrical equipment	0.9
Electronic equipment, instruments & components	1.6
Energy equipment & services	1.1
Entertainment	4.2
Equity real estate investment trusts	0.6
Food products	4.1
Health care equipment & supplies	4.4
Household durables	2.8
Insurance	9.3
Interactive media & services	1.9
Internet & direct marketing retail	3.4
IT services	0.8
Machinery	1.6
Oil, gas & consumable fuels	3.4
Paper & forest products	1.3
Personal products	3.9
Pharmaceuticals	3.7
Real estate management & development	1.3
Semiconductors & semiconductor equipment	7.5
Software	2.9
Specialty retail	0.9
Trading companies & distributors	3.6
Wireless telecommunication services	2.3
Total common stocks	98.9%
Short-term investments	2.5
Investment of cash collateral from securities loaned	0.7
Total investments	102.1%
Liabilities in excess of other assets	(2.1)
Net assets	100.0%

1       The Fund’s portfolio is actively managed and its composition will vary over time.

UBS International Sustainable Equity Fund

Portfolio of investments – March 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—98.9%

Argentina — 1.0%
MercadoLibre, Inc. *	2,608	3,839,341

Australia — 1.6%
Brambles Ltd.	444,450	3,571,618
Mirvac Group	1,240,809	2,356,141
		5,927,759

Austria — 1.1%
Erste Group Bank AG *	126,454	4,288,622

Belgium — 2.0%
Galapagos N.V. *	18,553	1,438,579
KBC Group N.V. *	81,971	5,959,899
		7,398,478

China — 8.9%
Alibaba Group Holding Ltd., ADR *	40,186	9,111,372
China Mengniu Dairy Co. Ltd. *	708,000	4,052,688
Li Auto, Inc., ADR *,1	118,700	2,967,500
Ping An Insurance Group Co. of China Ltd., Class H	610,000	7,261,998
Tencent Holdings Ltd.	90,400	7,093,297
Zhongsheng Group Holdings Ltd.	490,000	3,454,033
		33,940,888

Denmark — 1.1%
Genmab A/S *	12,521	4,119,549

Finland — 1.9%
Neste Oyj	63,629	3,377,198
Sampo Oyj, A Shares	82,763	3,733,751
		7,110,949

France — 6.8%
AXA SA	177,380	4,760,390
Cie Generale des Etablissements Michelin SCA	28,299	4,236,223
Danone SA	111,804	7,670,084
Societe Generale SA *	118,430	3,099,171

UBS International Sustainable Equity Fund

Portfolio of investments – March 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks— (continued)

France— (concluded)
Ubisoft Entertainment SA *	79,006	6,011,154
		25,777,022

Germany — 4.6%
CTS Eventim AG & Co. KGaA *	50,427	2,923,671
Infineon Technologies AG	204,618	8,675,592
SAP SE	47,547	5,822,289
		17,421,552

Hong Kong — 1.3%
Sun Hung Kai Properties Ltd.	328,500	4,977,721

India — 3.1%
Axis Bank Ltd., GDR *	97,793	4,674,506
Infosys Ltd., ADR	157,399	2,946,509
Mahindra & Mahindra Ltd., GDR	376,355	4,121,087
		11,742,102

Indonesia — 4.2%
Astra International Tbk. PT	13,647,800	4,956,430
Bank Central Asia Tbk. PT	3,135,400	6,707,921
Bank Mandiri Persero Tbk. PT	10,539,200	4,462,381
		16,126,732

Italy — 3.1%
Banca Mediolanum SpA *	395,580	3,734,368
Infrastrutture Wireless Italiane SpA [2]	409,617	4,563,400
Prysmian SpA	104,828	3,406,440
		11,704,208

Japan — 18.4%
Hoya Corp.	50,100	5,884,403
ITOCHU Corp. [1]	154,300	4,998,637
Kao Corp.	60,000	3,962,791
Kissei Pharmaceutical Co. Ltd.	74,582	1,650,268
Nabtesco Corp.	134,700	6,155,629
Nintendo Co. Ltd.	12,700	7,089,519
Nippon Telegraph & Telephone Corp.	182,000	4,671,429
ORIX Corp.	222,300	3,750,340
Shin-Etsu Chemical Co. Ltd. [1]	38,900	6,538,081

UBS International Sustainable Equity Fund

Portfolio of investments – March 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks— (continued)

Japan— (concluded)
SoftBank Group Corp.	106,400	8,965,563
Sony Corp.	101,300	10,608,024
Takeda Pharmaceutical Co. Ltd.	163,361	5,879,373
		70,154,057

Mexico — 1.4%
Cemex SAB de CV, ADR *	769,200	5,361,324

Netherlands — 3.8%
ASML Holding N.V.	16,446	9,970,978
NXP Semiconductors N.V.	22,455	4,521,090
		14,492,068

New Zealand — 0.8%
Fisher & Paykel Healthcare Corp. Ltd.	129,016	2,892,364

Norway — 2.2%
Equinor ASA	227,460	4,449,128
Mowi ASA	162,535	4,032,424
		8,481,552

Portugal — 1.3%
Galp Energia SGPS SA	437,807	5,093,089

South Korea — 6.1%
LG Chem Ltd.	10,129	7,204,634
LG Household & Health Care Ltd.	3,459	4,798,436
Samsung Engineering Co. Ltd. *	491,306	6,077,565
SK Hynix, Inc.	44,900	5,256,682
		23,337,317

Sweden — 0.7%
Hexpol AB [1]	226,228	2,554,097

Switzerland — 4.5%
Alcon, Inc. *	70,272	4,920,490
Novartis AG (Registered)	78,797	6,733,781

UBS International Sustainable Equity Fund

Portfolio of investments – March 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks— (concluded)

Switzerland— (concluded)
Zurich Insurance Group AG	12,654	5,400,861
		17,055,132

United Kingdom — 14.3%
Ashtead Group PLC	145,920	8,704,418
Barclays PLC	1,984,108	5,085,450
BT Group PLC *	3,980,800	8,495,312
London Stock Exchange Group PLC	28,119	2,690,279
Mondi PLC	189,476	4,832,412
Prudential PLC	352,501	7,486,177
Sage Group PLC/The	631,055	5,331,188
Spectris PLC	129,825	5,954,553
Unilever PLC	107,080	5,974,750
		54,554,539

United States — 4.7%
Aon PLC, Class A	29,866	6,872,465
Aptiv PLC	29,940	4,128,726
LivaNova PLC *	39,600	2,919,708
Schlumberger N.V.	151,350	4,115,207
		18,036,106
Total common stocks (cost—$325,294,053)		376,386,568

Short-term investments—2.5%

Investment companies — 2.5%
State Street Institutional U.S. Government Money Market Fund, 0.080% [3] (cost — $9,306,972)	9,306,972	9,306,972

Investment of cash collateral from securities loaned—0.7%

Money market funds — 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.030% [3] (cost — $2,724,685)	2,724,685	2,724,685
Total investments (cost — $337,325,710) [4]— 102.1%		388,418,225
Liabilities in excess of other assets — (2.1)%		(7,943,987)
Net assets — 100.0%		$380,474,238

UBS International Sustainable Equity Fund

Portfolio of investments – March 31, 2021 (unaudited)

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts
Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation) ($)
SSC	USD	222,040	IDR	3,233,936,211	04/05/21	606

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments. In the event a Fund holds investments (other than a money market fund) for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets
Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	375,789,286	597,282	—	376,386,568
Short-term investments	—	9,306,972	—	9,306,972
Investment of cash collateral from securities loaned	—	2,724,685	—	2,724,685
Forward foreign currency contracts	—	606	—	606
Total	375,789,286	12,629,545	—	388,418,831

At March 31, 2021, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non-income producing security.

1	Security, or portion thereof, was on loan at the period end.

2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $4,563,400, represented 1.2% of the Fund's net assets at period end.

3	Rates shown reflect yield at March 31, 2021.

4	Includes $10,394,875 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $7,888,764 and cash collateral of $2,724,685.

UBS US Dividend Ruler Fund

Portfolio of investments – March 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks — 97.9%

Aerospace & defense — 4.7%
Lockheed Martin Corp.	3,919	1,448,071
Raytheon Technologies Corp.	18,704	1,445,258
		2,893,329

Air freight & logistics — 2.3%
United Parcel Service, Inc., Class B	8,213	1,396,128

Banks — 6.8%
JPMorgan Chase & Co.	16,438	2,502,357
Truist Financial Corp.	29,052	1,694,312
		4,196,669

Beverages — 6.0%
Coca-Cola Co./The	42,148	2,221,621
Diageo PLC, ADR	8,828	1,449,646
		3,671,267

Biotechnology — 3.0%
Amgen, Inc.	7,352	1,829,251

Capital markets — 2.4%
BlackRock, Inc.	1,956	1,474,746

Chemicals — 3.1%
Linde PLC	6,685	1,872,736

Commercial services & supplies — 1.6%
Republic Services, Inc.	9,722	965,881

Communications equipment — 4.2%
Cisco Systems, Inc.	49,419	2,555,456

Electric utilities — 2.3%
American Electric Power Co., Inc.	7,931	671,756
NextEra Energy, Inc.	9,436	713,456
		1,385,212
Electrical equipment — 1.9%
Rockwell Automation, Inc.	4,439	1,178,288

UBS US Dividend Ruler Fund

Portfolio of investments – March 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks— (continued)

Health care equipment & supplies — 3.7%
Medtronic PLC	19,020	2,246,833

Hotels, restaurants & leisure — 3.1%
McDonald's Corp.	8,457	1,895,552

Household products — 2.7%
Procter & Gamble Co./The	12,112	1,640,328

Insurance — 5.4%
Chubb Ltd.	12,648	1,998,004
Marsh & McLennan Cos., Inc.	10,995	1,339,191
		3,337,195

IT services — 4.1%
Accenture PLC, Class A	6,692	1,848,665
Automatic Data Processing, Inc.	3,451	650,410
		2,499,075

Machinery — 1.1%
Crane Co.	7,447	699,348

Media — 4.0%
Comcast Corp., Class A	45,848	2,480,835

Oil, gas & consumable fuels — 3.4%
EOG Resources, Inc.	8,495	616,142
Phillips 66	17,931	1,462,094
		2,078,236

Pharmaceuticals — 6.7%
Johnson & Johnson	16,915	2,779,980
Novartis AG, ADR	15,507	1,325,539
		4,105,519

Road & rail — 3.0%
Union Pacific Corp.	8,238	1,815,738

Semiconductors & semiconductor equipment — 8.7%
Analog Devices, Inc.	9,619	1,491,714
Intel Corp.	30,443	1,948,352

UBS US Dividend Ruler Fund

Portfolio of investments – March 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks— (concluded)

Semiconductors & semiconductor equipment— (concluded)
Texas Instruments, Inc.	9,845	1,860,607
		5,300,673
Software — 7.2%
Microsoft Corp.	18,833	4,440,256

Specialty retail — 3.9%
Home Depot, Inc./The	7,918	2,416,969

Textiles, apparel & luxury goods — 2.6%
VF Corp.	20,089	1,605,513
Total common stocks (cost—$54,511,237)		59,981,033

Short-term investments—2.3%

Investment companies — 2.3%
State Street Institutional U.S. Government Money Market Fund, 0.080% [1] (cost — $1,418,916)	1,418,916	1,418,916
Total investments (cost — $55,930,153) — 100.2%		61,399,949
Liabilities in excess of other assets — (0.2)%		(136,638)
Net assets — 100.0%		$61,263,311

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments. In the event a Fund holds investments (other than a money market fund) for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets
Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	59,981,033	—	—	59,981,033
Short-term investments	—	1,418,916	—	1,418,916
Total	59,981,033	1,418,916	—	61,399,949

UBS US Dividend Ruler Fund

Portfolio of investments – March 31, 2021 (unaudited)

At March 31, 2021, there were no transfers in or out of Level 3.

Portfolio footnotes

1	Rates shown reflect yield at March 31, 2021.

UBS US Quality Growth At Reasonable Price Fund

Portfolio of investments – March 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks — 98.0%

Capital markets — 4.2%
Ameriprise Financial, Inc.	10,529	2,447,466
Intercontinental Exchange, Inc.	12,620	1,409,402
		3,856,868

Chemicals — 1.7%
Sherwin-Williams Co./The	2,127	1,569,747

Electrical equipment — 1.0%
Rockwell Automation, Inc.	3,470	921,077

Equity real estate investment trusts — 2.5%
American Tower Corp.	9,694	2,317,448

Food & staples retailing — 1.0%
Costco Wholesale Corp.	2,660	937,597

Health care equipment & supplies — 6.3%
Abbott Laboratories	11,619	1,392,421
Boston Scientific Corp. *	33,826	1,307,375
Danaher Corp.	6,452	1,452,216
Medtronic PLC	13,379	1,580,461
		5,732,473

Health care providers & services — 3.9%
UnitedHealth Group, Inc.	9,555	3,555,129

Industrial conglomerates — 2.1%
Honeywell International, Inc.	8,705	1,889,594

Interactive media & services — 14.3%
Alphabet, Inc., Class A *	3,061	6,313,374
Facebook, Inc., Class A *	22,806	6,717,051
		13,030,425

Internet & direct marketing retail — 8.3%
Amazon.com, Inc. *	2,449	7,577,402

IT services — 9.8%
Accenture PLC, Class A	9,815	2,711,394
Fidelity National Information Services, Inc.	16,374	2,302,348

UBS US Quality Growth At Reasonable Price Fund

Portfolio of investments – March 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks— (continued)
IT services— (concluded)
Visa, Inc., A Shares	18,646	3,947,917
		8,961,659

Life sciences tools & services — 2.1%
Thermo Fisher Scientific, Inc.	4,121	1,880,742

Machinery — 2.7%
Parker-Hannifin Corp.	7,770	2,450,891

Media — 1.8%
Comcast Corp., Class A	30,769	1,664,911

Multiline retail — 1.6%
Dollar General Corp.	7,398	1,498,983

Personal products — 1.1%
Estee Lauder Cos., Inc./The, Class A	3,490	1,015,067

Semiconductors & semiconductor equipment — 2.2%
Applied Materials, Inc.	7,662	1,023,643
Texas Instruments, Inc.	5,176	978,212
		2,001,855

Software — 15.5%
Adobe, Inc. *	5,647	2,684,414
Microsoft Corp.	38,434	9,061,584
Salesforce.com, Inc. *	11,165	2,365,529
		14,111,527

Specialty retail — 10.2%
Home Depot, Inc./The	6,359	1,941,085
Lowe's Cos., Inc.	11,512	2,189,352
O'Reilly Automotive, Inc. *	5,140	2,607,265

UBS US Quality Growth At Reasonable Price Fund

Portfolio of investments – March 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks— (concluded)

Specialty retail— (concluded)
TJX Cos., Inc./The	38,594	2,552,993
		9,290,695

Technology hardware, storage & peripherals — 5.7%
Apple, Inc.	42,210	5,155,951
Total common stocks (cost—$83,284,517)		89,420,041

Short-term investments—2.3%

Investment companies — 2.3%
State Street Institutional U.S. Government Money Market Fund, 0.080% [1] (cost — $2,164,878)	2,164,878	2,164,878
Total investments (cost — $85,449,395) — 100.3%		91,584,919
Liabilities in excess of other assets — (0.3)%		(316,540)
Net assets — 100.0%		$91,268,379

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments. In the event a Fund holds investments (other than a money market fund) for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Assets
Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	89,420,041	—	—	89,420,041
Short-term investments	—	2,164,878	—	2,164,878
Total	89,420,041	2,164,878	—	91,584,919

At March 31, 2021, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non-income producing security.

1	Rates shown reflect yield at March 31, 2021.

UBS U.S. Small Cap Growth Fund

Portfolio of investments – March 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks — 96.1%

Aerospace & defense — 0.9%
Mercury Systems, Inc. *	26,710	1,887,061

Banks — 1.5%
Webster Financial Corp.	58,441	3,220,684

Biotechnology — 12.9%
Adagene, Inc., ADR *	40,100	719,795
Adverum Biotechnologies, Inc. *	75,492	744,351
Allogene Therapeutics, Inc. *	22,395	790,543
ALX Oncology Holdings, Inc. *	15,765	1,162,511
Arena Pharmaceuticals, Inc. *	13,146	912,201
Argenx SE, ADR *	3,462	953,400
Atreca, Inc., Class A *	39,829	610,579
Avrobio, Inc. *	34,608	439,175
Bolt Biotherapeutics, Inc. *	21,814	717,899
CareDx, Inc. *	37,863	2,578,092
CRISPR Therapeutics AG *	7,600	926,060
Dicerna Pharmaceuticals, Inc. *	39,923	1,020,831
Fate Therapeutics, Inc. *	9,535	786,161
Harpoon Therapeutics, Inc. *	64,579	1,350,993
IGM Biosciences, Inc. *	16,218	1,243,758
Instil Bio, Inc. *	36,493	915,244
Iovance Biotherapeutics, Inc. *	20,721	656,027
Kronos Bio, Inc. *	22,045	645,257
Kura Oncology, Inc. *	36,849	1,041,721
Magenta Therapeutics, Inc. *	81,171	961,065
MeiraGTx Holdings PLC *	49,360	712,265
Mirati Therapeutics, Inc. *	5,639	965,961
PMV Pharmaceuticals, Inc. *	28,272	929,866
Relay Therapeutics, Inc. *	26,055	900,721
Repare Therapeutics, Inc. *,1	25,672	787,874
Sana Biotechnology, Inc. *	17,370	581,374
Sigilon Therapeutics, Inc. *	17,555	392,354
Xencor, Inc. *	23,493	1,011,609
Xenon Pharmaceuticals, Inc. *	49,143	879,660
Zymeworks, Inc. *,1	25,105	792,816
		27,130,163

Building products — 2.0%
AZEK Co., Inc./The *	42,915	1,804,576

UBS U.S. Small Cap Growth Fund

Portfolio of investments – March 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks— (continued)

Building products— (concluded)
Simpson Manufacturing Co., Inc.	22,521	2,336,103
		4,140,679

Commercial services & supplies — 1.6%
ACV Auctions, Inc., Class A *	29,296	1,013,935
IAA, Inc. *	42,425	2,339,314
		3,353,249

Construction & engineering — 2.9%
Ameresco, Inc., Class A *	48,231	2,345,473
MasTec, Inc. *	40,024	3,750,249
		6,095,722

Diversified consumer services — 1.6%
Chegg, Inc. *	39,773	3,406,955

Diversified telecommunication services — 1.6%
Bandwidth, Inc., Class A *	14,163	1,795,019
Vonage Holdings Corp. *	130,932	1,547,616
		3,342,635

Electrical equipment — 5.8%
Array Technologies, Inc. *	71,182	2,122,647
Generac Holdings, Inc. *	16,104	5,273,255
Regal Beloit Corp.	24,227	3,456,709
Shoals Technologies Group, Inc., Class A *	40,972	1,425,006
		12,277,617

Equity real estate investment trusts — 2.7%
QTS Realty Trust, Inc., Class A	34,083	2,114,510
Ryman Hospitality Properties, Inc.	46,673	3,617,624
		5,732,134

Food & staples retailing — 3.3%
Grocery Outlet Holding Corp. *	57,852	2,134,160
Performance Food Group Co. *	84,287	4,855,774
		6,989,934

Health care equipment & supplies — 4.4%
AtriCure, Inc. *	37,303	2,444,093
Bioventus, Inc., Class A *,1	62,061	948,292
Silk Road Medical, Inc. *	40,178	2,035,016

UBS U.S. Small Cap Growth Fund

Portfolio of investments – March 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks— (continued)

Health care equipment & supplies— (concluded)
Staar Surgical Co. *	36,423	3,839,348
		9,266,749

Health care providers & services — 2.0%
Castle Biosciences, Inc. *	25,930	1,775,168
LHC Group, Inc. *	12,565	2,402,553
		4,177,721

Health care technology — 1.2%
Inspire Medical Systems, Inc. *	11,633	2,407,915

Hotels, restaurants & leisure — 7.8%
Bloomin' Brands, Inc.	125,048	3,382,548
Churchill Downs, Inc.	13,467	3,062,665
Dave & Buster's Entertainment, Inc. *	78,585	3,764,222
Planet Fitness, Inc., Class A *	34,955	2,702,022
Six Flags Entertainment Corp.	74,569	3,465,221
		16,376,678

Household durables — 1.5%
TopBuild Corp. *	15,232	3,190,038

IT services — 3.4%
Digitalocean Holdings, Inc. *	45,372	1,911,522
Shift4 Payments, Inc., Class A *	39,919	3,273,757
Wix.com Ltd. *	6,712	1,874,125
		7,059,404

Life sciences tools & services — 7.0%
Adaptive Biotechnologies Corp. *	20,561	827,786
Maravai LifeSciences Holdings, Inc., Class A *	82,501	2,940,336
Medpace Holdings, Inc. *	18,248	2,993,584
NanoString Technologies, Inc. *	32,807	2,155,748
NeoGenomics, Inc. *	49,000	2,363,270
Olink Holding AB, ADR *	25,300	910,800

UBS U.S. Small Cap Growth Fund

Portfolio of investments – March 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks— (continued)

Life sciences tools & services— (concluded)
Repligen Corp. *	13,443	2,613,453
		14,804,977

Machinery — 6.5%
Altra Industrial Motion Corp.	46,365	2,564,912
Astec Industries, Inc.	37,240	2,808,641
Chart Industries, Inc. *	29,989	4,268,934
Terex Corp.	87,172	4,016,014
		13,658,501
Media— 1.9%
Magnite, Inc. *	97,547	4,058,931

Pharmaceuticals — 0.6%
Revance Therapeutics, Inc. *	47,550	1,329,023

Semiconductors & semiconductor equipment — 6.1%
Brooks Automation, Inc.	37,451	3,057,874
Lattice Semiconductor Corp. *	48,243	2,171,900
MaxLinear, Inc. *	75,317	2,566,803
Monolithic Power Systems, Inc.	6,552	2,314,232
Universal Display Corp.	11,396	2,698,231
		12,809,040

Software — 7.1%
Alteryx, Inc., Class A *	19,962	1,656,047
Datto Holding Corp. *	16,418	376,136
Everbridge, Inc. *	14,204	1,721,241
Jamf Holding Corp. *	72,861	2,573,450
LivePerson, Inc. *	32,720	1,725,653
Olo, Inc., Class A *	29,073	767,236
Rapid7, Inc. *	32,744	2,443,030
Sumo Logic, Inc. *	50,365	949,884
Tenable Holdings, Inc. *	55,956	2,024,768
Viant Technology, Inc., Class A *	13,594	718,987
		14,956,432

Specialty retail — 2.5%
Children's Place, Inc./The *	37,550	2,617,235

UBS U.S. Small Cap Growth Fund

Portfolio of investments – March 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks— (concluded)

Specialty retail— (concluded)
National Vision Holdings, Inc. *	58,740	2,574,574
		5,191,809

Textiles, apparel & luxury goods — 3.3%
PVH Corp.	34,935	3,692,629
Tapestry, Inc.	76,617	3,157,387
		6,850,016

Thrifts & mortgage finance — 0.6%
Essent Group Ltd.	27,217	1,292,535

Trading companies & distributors — 3.4%
Boise Cascade Co.	47,377	2,834,566
Herc Holdings, Inc. *	42,083	4,264,270
		7,098,836

Total common stocks (cost—$141,845,256)		202,105,438

Exchange traded funds—0.3%
iShares Russell 2000 Growth ETF [1] (cost — $588,859)	1,912	575,015

Short-term investments—3.7%

Investment companies — 3.7%
State Street Institutional U.S. Government Money Market Fund, 0.080% [2] (cost — $7,865,957)	7,865,957	7,865,957

Investment of cash collateral from securities loaned—0.8%

Money market funds — 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.030% [2] (cost — $1,576,993)	1,576,993	1,576,993
Total investments (cost — $151,877,065)[3] — 100.9%		212,123,403
Liabilities in excess of other assets — (0.9)%		(1,790,542)
Net assets — 100.0%		$210,332,861

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

UBS U.S. Small Cap Growth Fund

Portfolio of investments – March 31, 2021 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund's investments. In the event a Fund holds investments (other than a money market fund) for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets
Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	202,105,438	—	—	202,105,438
Exchange traded funds	575,015	—	—	575,015
Short-term investments	—	7,865,957	—	7,865,957
Investment of cash collateral from securities loaned	—	1,576,993	—	1,576,993
Total	202,680,453	9,442,950	—	212,123,403

At March 31, 2021, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non-income producing security.

1	Security, or portion thereof, was on loan at the period end.

2	Rates shown reflect yield at March 31, 2021.

3	Includes $8,477,389 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $1,576,993 and non-cash collateral of $6,702,708.

UBS Municipal Bond Fund

Portfolio of investments – March 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—99.6%

Arizona — 1.1%
Salt River Project Agricultural Improvement & Power District, Refunding, Revenue Bonds,
Series A,
5.000%, due 01/01/45	1,000,000	1,292,289

California — 1.4%
State of California, GO Bonds
5.000%, due 03/01/35	1,000,000	1,301,379
Series A-1,
0.030%, due 05/01/33[1]	100,000	100,000
Series A3,
0.030%, due 05/01/34[1]	300,000	300,000
		1,701,379

Colorado — 0.9%
Denver City & County School District No. 1, GO Bonds
5.000%, due 12/01/21	1,000,000	1,032,035

Connecticut — 6.1%
State of Connecticut Special Tax Revenue (Transportation Infrastructure), Revenue Bonds,
Series A,
5.000%, due 01/01/30	1,665,000	2,068,307
State of Connecticut, GO Bonds,
Series A,
5.000%, due 04/15/25	1,250,000	1,471,257
Series C,
5.000%, due 06/15/23	1,000,000	1,104,350
State of Connecticut, Refunding, GO Bonds,
Series F,
5.000%, due 09/15/25	2,140,000	2,553,323
		7,197,237

District of Columbia — 1.6%
District of Columbia, Revenue Bonds,
Series A,
5.000%, due 03/01/31	1,465,000	1,919,958

Florida — 7.1%
Miami-Dade County Transit System, Revenue Bonds,
Series A,
5.000%, due 07/01/43	1,000,000	1,269,767
Miami-Dade County, Refunding, Revenue Bonds
5.000%, due 10/01/26	1,000,000	1,217,060
School Board of St. Lucie County, Refunding, Revenue Bonds, AGM
5.000%, due 10/01/26	1,020,000	1,216,252

UBS Municipal Bond Fund

Portfolio of investments – March 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds— (continued)

Florida— (concluded)
School District of Broward County, Refunding, COP,
Series B,
5.000%, due 07/01/30	2,000,000	2,334,768
School District of Palm Beach County, Refunding, COP,
Series B,
5.000%, due 08/01/31	1,000,000	1,174,413
The School Board of Miami-Dade County, Refunding, COP,
Series A,
5.000%, due 05/01/31	1,000,000	1,160,766
		8,373,026
Georgia — 1.7%
Brookhaven Development Authority (Children's Healthcare of Atlanta), Revenue Bonds,
Series A,
5.000%, due 07/01/29	1,500,000	1,965,072

Illinois — 10.3%
Chicago O’Hare International Airport, Refunding, Revenue Bonds,
Series B,
5.000%, due 01/01/30	1,000,000	1,155,193
Series B,
5.000%, due 01/01/31	1,050,000	1,212,532
Illinois Finance Authority (Clean Water Initiative Revolving Fund), Revenue Bonds
5.000%, due 07/01/37	1,000,000	1,284,758
Illinois Finance Authority (OSF Healthcare System), Revenue Bonds,
Series A,
5.000%, due 05/15/23	1,405,000	1,480,458
Illinois State Toll Highway Authority, Revenue Bonds,
Series B,
5.000%, due 01/01/27	1,000,000	1,221,760
Railsplitter Tobacco Settlement Authority, Revenue Bonds
5.000%, due 06/01/25	1,235,000	1,440,927
6.000%, due 06/01/28	4,355,000	4,394,879
		12,190,507
Louisiana — 2.6%
Louisiana Public Facilities Authority (Ochsner Clinic Foundation Project), Revenue Bonds
6.750%, due 05/15/41	3,000,000	3,022,121

Maryland — 3.3%
County of Anne Arundel MD (Consolidated Water and Sewer), GO Bonds,
Series B,
5.000%, due 10/01/38	1,000,000	1,280,141

UBS Municipal Bond Fund

Portfolio of investments – March 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds— (continued)

Maryland— (concluded)
State of Maryland, GO Bonds,
Series A,
5.000%, due 08/01/30	1,000,000	1,310,586
Washington Suburban Sanitary Commission (Consolidated Public Improvement), Revenue Bonds
5.000%, due 06/01/29	1,000,000	1,280,342
		3,871,069
Massachusetts — 5.9%
The Commonwealth of Massachusetts (Consolidated Loan), GO Bonds
5.000%, due 07/01/45	4,000,000	5,058,026
The Commonwealth of Massachusetts, GO Bonds,
Series A,
5.000%, due 01/01/40	1,500,000	1,853,846
		6,911,872
Michigan — 2.9%
Michigan Finance Authority (Trinity Health Credit Group Hospital), Refunding, Revenue Bonds,
Series A,
5.000%, due 12/01/35	1,000,000	1,225,560
Michigan State Building Authority, Refunding, Revenue Bonds,
Series I,
5.000%, due 10/15/29	1,800,000	2,190,700
		3,416,260
Minnesota — 1.2%
State of Minnesota, GO Bonds,
Series A,
5.000%, due 08/01/33	1,080,000	1,436,978

Mississippi — 1.5%
Mississippi Business Finance Corp. (Chevron USA, Inc. Project), Revenue Bonds,
Series A,
0.050%, due 12/01/30[1]	500,000	500,000
Mississippi Business Finance Corp. (Chevron USA, Inc.), Revenue Bonds,
Series C,
0.050%, due 11/01/35[1]	300,000	300,000

UBS Municipal Bond Fund

Portfolio of investments – March 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds— (continued)

Mississippi— (concluded)
Series G,
0.050%, due 11/01/35[1]	1,000,000	1,000,000
		1,800,000
Missouri — 0.3%
Missouri State Health & Educational Facilities Authority (Washington University), Revenue Bonds,
Series B,
0.050%, due 03/01/40[1]	400,000	400,000

Nevada — 1.9%
County of Clark NV Passenger Facility Charge Revenue (Las Vegas-McCarran International Airport), Refunding, Revenue Bonds,
Series C,
5.000%, due 07/01/27	1,815,000	2,260,699

New Jersey — 2.3%
New Jersey Transportation Trust Fund Authority, Revenue Bonds,
Series AA,
5.000%, due 06/15/27	1,500,000	1,634,143
New Jersey Turnpike Authority, Revenue Bonds,
Series A,
5.000%, due 01/01/27	1,000,000	1,141,371
		2,775,514
New York — 18.3%
City of New York, GO Bonds,
Series B-1,
5.000%, due 10/01/42	1,200,000	1,482,853
Subseries F-1,
5.000%, due 04/01/40	1,000,000	1,214,686
Metropolitan Transportation Authority, Refunding, Revenue Bonds,
Series A-1,
0.060%, due 11/01/31[1]	495,000	495,000
Metropolitan Transportation Authority, Revenue Bonds,
Subseries B-2A,
5.000%, due 05/15/21	1,060,000	1,065,093
Subseries E-1,
0.070%, due 11/15/50[1]	200,000	200,000
New York City Transitional Finance Authority Future Tax Secured, Revenue Bonds,
Series A-2,
5.000%, due 08/01/38	1,000,000	1,219,101
Series A-3,
0.080%, due 08/01/43[1]	400,000	400,000

UBS Municipal Bond Fund

Portfolio of investments – March 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds— (continued)

New York— (concluded)
Series A-4,
0.070%, due 08/01/43[1]	130,000	130,000
Series E4,
0.060%, due 02/01/45[1]	400,000	400,000
New York City Water & Sewer System (Second General Resolution), Refunding, Revenue Bonds,
Series EE,
5.000%, due 06/15/33	1,000,000	1,220,274
Series EE,
5.000%, due 06/15/40	1,000,000	1,223,248
Series EE2,
5.000%, due 06/15/40	1,200,000	1,498,143
Series FF,
5.000%, due 06/15/39	2,000,000	2,450,816
New York City Water & Sewer System (Second General Resolution), Revenue Bonds,
Series DD-2,
0.060%, due 06/15/43[1]	500,000	500,000
New York State Dormitory Authority, Refunding, Revenue Bonds,
Series A,
5.000%, due 03/15/44	1,000,000	1,260,223
New York State Dormitory Authority, Revenue Bonds,
Series A,
5.000%, due 03/15/43	1,500,000	1,815,792
New York State Urban Development Corp., Refunding, Revenue Bonds,
Series A,
5.000%, due 03/15/41	4,060,000	5,054,318
		21,629,547
Ohio — 1.3%
State of Ohio, GO Bonds,
Series A,
5.000%, due 06/15/30	1,110,000	1,482,130

Oregon — 2.4%
Multnomah County School District No. 3 Parkrose, GO Bonds,
Series A,
5.000%, due 06/30/35	1,000,000	1,011,588

UBS Municipal Bond Fund

Portfolio of investments – March 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds— (continued)

Oregon— (concluded)
Tri-County Metropolitan Transportation District of Oregon, Revenue Bonds,
Series A,
5.000%, due 09/01/43	1,500,000	1,836,885
		2,848,473
Pennsylvania — 5.5%
Commonwealth Financing Authority (Tobacco Master Settlement Payment), Revenue Bonds
5.000%, due 06/01/24	1,625,000	1,847,348
Pennsylvania Turnpike Commission, Refunding, Revenue Bonds,
2nd Series,
5.000%, due 12/01/30	1,750,000	2,151,431
Series 2017-3,
5.000%, due 12/01/28	1,000,000	1,253,621
Series A-2,
5.000%, due 12/01/28	1,000,000	1,266,116
		6,518,516
South Carolina — 1.0%
South Carolina Public Service Authority, Refunding, Revenue Bonds,
Series A,
5.000%, due 12/01/26	1,010,000	1,182,832

Texas — 12.9%
Board of Regents of the University of Texas System, Refunding, Revenue Bonds,
Series A,
5.000%, due 08/15/38	1,000,000	1,269,409
County of Williamson TX, GO Bonds
5.000%, due 02/15/29	1,000,000	1,301,405
Dallas and Fort Worth International Airport, Refunding, Revenue Bonds,
Series A,
5.000%, due 11/01/29	1,100,000	1,427,986
Lower Colorado River Authority (LCRA Transmission Services), Refunding, Revenue Bonds
5.000%, due 05/15/31	1,000,000	1,275,857
Lower Neches Valley Authority Industrial Development Corp. (ExxonMobil Project), Revenue Bonds
0.050%, due 11/01/38[1]	100,000	100,000
North Texas Tollway Authority (Second Tier), Refunding, Revenue Bonds,
Series B,
5.000%, due 01/01/29	1,140,000	1,457,660
North Texas Tollway Authority, Refunding, Revenue Bonds,
Series A,
5.000%, due 01/01/27	3,030,000	3,399,658

UBS Municipal Bond Fund

Portfolio of investments – March 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds— (concluded)

Texas— (concluded)
State of Texas, GO Bonds,
Series B,
5.000%, due 08/01/21	350,000	355,523
State of Texas, Revenue Notes
4.000%, due 08/26/21	4,575,000	4,647,017
		15,234,515
Virginia — 1.1%
County of Fairfax VA, GO Bonds,
Series A,
5.000%, due 10/01/29	1,000,000	1,246,398

Washington — 5.0%
State of Washington, GO Bonds,
Series B,
5.000%, due 06/01/27	2,905,000	3,652,849
Series D,
5.000%, due 06/01/38	1,725,000	2,214,389
		5,867,238
Total municipal bonds (cost—$113,245,502)		117,575,665

	Number of shares
Short-term investments—0.0%†

Investment companies — 0.0%†
State Street Institutional U.S. Government Money Market Fund, 0.080% [2] (cost — $32,583)	32,583	32,583
Total investments (cost — $113,278,085) — 99.6%		117,608,248
Other assets in excess of liabilities — 0.4%		496,981
Net assets — 100.0%		$118,105,229

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund's investments. In the event a Fund holds investments (other than a money market fund) for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

UBS Municipal Bond Fund

Portfolio of investments – March 31, 2021 (unaudited)

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Municipal bonds	—	117,575,665	—	117,575,665
Short-term investments	—	32,583	—	32,583
Total	—	117,608,248	—	117,608,248

At March 31, 2021, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.

1	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

2	Rates shown reflect yield at March 31, 2021.

UBS Sustainable Development Bank Bond Fund

Portfolio of investments – March 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Non-U.S. Government agency obligations—96.4%

Supranationals — 96.4%
African Development Bank,
(Series GDIF), 1.250%, due 07/26/21	500,000	501,673
(Series GDIF), 0.500%, due 04/22/22	100,000	100,313
(Series GDIF), 2.125%, due 11/16/22	300,000	309,223
0.750%, due 04/03/23	750,000	757,284
7.375%, due 04/06/23	300,000	341,309
3.000%, due 09/20/23	700,000	745,241
African Development Bank, GMTN
1.625%, due 09/16/22	220,000	224,418
Agence Francaise de Developpement, EMTN
2.750%, due 01/22/22[1]	200,000	204,022
0.625%, due 01/22/26[1]	1,000,000	979,070
Asian Development Bank, GMTN
2.500%, due 11/02/27	200,000	213,533
2.750%, due 01/19/28	240,000	259,860
3.125%, due 09/26/28	500,000	554,052
1.750%, due 09/19/29	500,000	501,879
1.875%, due 01/24/30	700,000	706,834
0.750%, due 10/08/30	800,000	724,039
1.500%, due 03/04/31	900,000	866,561
Asian Infrastructure Investment Bank/The
2.250%, due 05/16/24	1,400,000	1,475,345
0.500%, due 05/28/25	1,200,000	1,186,223
0.500%, due 01/27/26	750,000	731,233
Corp. Andina de Fomento
2.125%, due 09/27/21	125,000	125,870
4.375%, due 06/15/22	300,000	312,912
Council of Europe Development Bank
2.500%, due 02/27/24	650,000	688,538
1.375%, due 02/27/25	2,500,000	2,566,863
European Bank for Reconstruction & Development
1.625%, due 09/27/24	100,000	103,600
0.500%, due 05/19/25	400,000	395,744
European Bank for Reconstruction & Development, GMTN
1.875%, due 02/23/22	100,000	101,498
2.750%, due 03/07/23	300,000	314,362
1.500%, due 02/13/25	1,450,000	1,494,262
0.500%, due 11/25/25	500,000	489,859
0.500%, due 01/28/26	450,000	439,717
European Investment Bank

UBS Sustainable Development Bank Bond Fund

Portfolio of investments – March 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Non-U.S. Government agency obligations— (continued)

Supranationals— (continued)
2.625%, due 03/15/24	225,000	239,490
1.875%, due 02/10/25	1,200,000	1,255,283
0.625%, due 07/25/25	250,000	247,456
0.625%, due 10/21/27	700,000	666,847
0.750%, due 09/23/30	550,000	499,281
IDB Trust Services Ltd.
3.389%, due 09/26/23[1]	800,000	853,518
2.843%, due 04/25/24[1]	1,000,000	1,061,668
0.908%, due 06/25/25[1]	400,000	396,240
IDB Trust Services Ltd., EMTN
2.393%, due 04/12/22[1]	200,000	203,760
Inter-American Development Bank
2.125%, due 01/15/25	1,000,000	1,054,090
0.875%, due 04/03/25	850,000	854,822
0.625%, due 07/15/25	850,000	841,966
2.000%, due 07/23/26	630,000	658,960
2.375%, due 07/07/27	1,285,000	1,359,633
0.625%, due 09/16/27	1,400,000	1,329,286
3.125%, due 09/18/28	2,550,000	2,826,430
2.250%, due 06/18/29	3,500,000	3,657,230
Inter-American Development Bank, GMTN
1.750%, due 03/14/25	850,000	884,237
2.000%, due 06/02/26	2,750,000	2,876,883
1.125%, due 01/13/31	3,750,000	3,502,353
Inter-American Investment Corp.
1.750%, due 10/02/24[1]	2,500,000	2,595,117
International Bank for Reconstruction & Development
0.625%, due 04/22/25	500,000	498,085
(Series GDIF), 2.500%, due 07/29/25	600,000	641,280
0.500%, due 10/28/25	700,000	687,216
(Series GDIF), 3.125%, due 11/20/25	900,000	989,055
(Series GDIF), 1.875%, due 10/27/26	1,750,000	1,819,288
(Series GDIF), 2.500%, due 11/22/27	2,110,000	2,254,479
0.750%, due 11/24/27	3,000,000	2,871,797
(Series GDIF), 1.750%, due 10/23/29	2,060,000	2,064,659
0.875%, due 05/14/30	2,250,000	2,080,599
0.750%, due 08/26/30	3,300,000	2,996,376

UBS Sustainable Development Bank Bond Fund

Portfolio of investments – March 31, 2021 (unaudited)

	Face amount ($)	Value ($)

Non-U.S. Government agency obligations— (concluded)

Supranationals— (concluded)
1.250%, due 02/10/31	3,250,000	3,076,569
International Development Association
2.750%, due 04/24/23[1]	550,000	577,918
(Series GDIF), 0.750%, due 06/10/27[1,2]	1,500,000	1,450,251
1.000%, due 12/03/30[1]	1,650,000	1,526,811
International Finance Corp.
0.750%, due 08/27/30	1,250,000	1,134,330
International Finance Corp., GMTN
1.375%, due 10/16/24	400,000	410,521
0.375%, due 07/16/25	1,000,000	979,536
2.125%, due 04/07/26	775,000	816,145
Kreditanstalt fuer Wiederaufbau
2.000%, due 05/02/25	600,000	630,855
2.875%, due 04/03/28	1,500,000	1,639,151
0.750%, due 09/30/30	650,000	590,356
Nordic Investment Bank
2.875%, due 07/19/23[2]	2,000,000	2,116,422
2.250%, due 05/21/24	1,200,000	1,265,994
Total Non-U.S. government agency obligations (cost—$79,840,748)		79,397,580
Short-term investments—3.4%

	Number of shares
Investment companies — 3.4%
State Street Institutional U.S. Government Money Market Fund, 0.080% [3] (cost — $2,794,698)	2,794,698	2,794,698
Investment of cash collateral from securities loaned—1.9%
Money market funds — 1.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.030% [3] (cost — $1,570,986)	1,570,986	1,570,986
Total investments (cost — $84,206,432)[4] — 101.7%		83,763,264
Liabilities in excess of other assets — (1.7)%		(1,437,956)
Net assets — 100.0%		$82,325,308

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

UBS Sustainable Development Bank Bond Fund

Portfolio of investments – March 31, 2021 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Assets
Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Non-U.S. Government agency obligations	—	79,397,580	—	79,397,580
Short-term investments	—	2,794,698	—	2,794,698
Investment of cash collateral from securities loaned	—	1,570,986	—	1,570,986
Total	—	83,763,264	—	83,763,264

At March 31, 2021, there were no transfers in or out of Level 3.

Portfolio footnotes

1	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

2	Security, or portion thereof, was on loan at the period end.

3	Rates shown reflect yield at March 31, 2021.

4	Includes $1,535,620 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $1,570,986.

UBS Total Return Bond Fund

Industry diversification— March 31, 2021 (unaudited)1

Corporate bonds	Percentage of net assets
Agriculture	0.1%
Airlines	0.3
Auto manufacturers	1.5
Banks	10.8
Beverages	0.6
Biotechnology	1.0
Chemicals	1.7
Commercial services	0.7
Computers	0.6
Diversified financial services	2.5
Electric	2.3
Food	0.3
Healthcare-products	0.2
Housewares	0.6
Insurance	1.8
Media	1.5
Mining	0.2
Miscellaneous manufacturers	1.7
Oil & gas	2.9
Packaging & containers	0.6
Pharmaceuticals	1.0
Pipelines	1.6
Real estate investment trust	0.6
Retail	0.6
Semiconductors	1.1
Software	1.7
Telecommunications	2.5
Transportation	0.5
Total corporate bonds	41.5%
Asset-backed securities	18.2%
Mortgage-backed securities	16.8
Municipal bonds	2.2
Non-U.S. government agency obligations	3.1
U.S. government agency obligations	18.0
U.S. Treasury obligations	2.1
Short-term investments	2.5
Investment of cash collateral from securities loaned	0.2
Total investments	104.6%
Liabilities in excess of other assets	(4.6)
Net assets	100.0%

[1]	The Fund’s portfolio is actively managed and its composition will vary over time.

UBS Total Return Bond Fund

Portfolio of investments – March 31, 2021 (unaudited)

	Face amount ($)[1]	Value ($)
Asset-backed securities—18.2%

United States — 18.2%

AmeriCredit Automobile Receivables Trust,
Series 2018-1, Class D, 3.820%, due 03/18/24	100,000	104,708
CCG Receivables Trust,
Series 2020-1, Class C, 1.840%, due 12/14/27[2]	150,000	151,789
CPS Auto Receivables Trust,
Series 2019-B, Class B, 3.090%, due 04/17/23[2]	16,832	16,884
CPS Auto Trust,
Series 2018-C, Class D, 4.400%, due 06/17/24[2]	150,000	154,647
Dell Equipment Finance Trust,
Series 2018-1, Class D, 3.850%, due 06/24/24[2]	120,000	120,490
Series 2020-2, Class D, 1.920%, due 03/23/26[2]	150,000	152,932
Series 2021-1, Class D, 1.030%, due 11/23/26[2]	425,000	424,400
Drive Auto Receivables Trust,
Series 2017-1, Class D, 3.840%, due 03/15/23	18,851	19,019
Series 2018-1, Class D, 3.810%, due 05/15/24	238,958	242,664
Series 2018-2, Class D, 4.140%, due 08/15/24	169,193	173,339
Series 2018-3, Class D, 4.300%, due 09/16/24	300,000	307,950
Series 2018-4, Class D, 4.090%, due 01/15/26	150,000	155,164
DT Auto Owner Trust,
Series 2018-1A, Class D, 3.810%, due 12/15/23[2]	65,272	65,910
Series 2021-1A, Class C, 0.840%, due 10/15/26[2]	150,000	149,586
Series 2021-1A, Class D, 1.160%, due 11/16/26[2]	150,000	149,376
Exeter Automobile Receivables Trust,
Series 2018-1A, Class D, 3.530%, due 11/15/23[2]	100,000	102,288
Series 2018-2A, Class C, 3.690%, due 03/15/23[2]	50,681	50,783
Series 2019-2A, Class C, 3.300%, due 03/15/24[2]	100,000	101,657

UBS Total Return Bond Fund

Portfolio of investments – March 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities— (continued)

United States— (continued)

HPEFS Equipment Trust,
Series 2019-1A, Class D, 2.720%, due 09/20/29[2]	200,000	204,361
Series 2020-1A, Class D, 2.260%, due 02/20/30[2]	200,000	204,780
Series 2021-1A, Class D, 1.030%, due 03/20/31[2]	300,000	298,528
Invitation Homes Trust,
Series 2018-SFR1, Class C, 1 mo. USD LIBOR + 1.250%, 1.358%, due 03/17/37 [2,3]	100,000	100,172
Series 2018-SFR2, Class D, 1 mo. USD LIBOR + 1.450%, 1.556%, due 06/17/37 [2,3]	149,970	150,093
OneMain Direct Auto Receivables Trust,
Series 2018-1A, Class C, 3.850%, due 10/14/25[2]	300,000	304,936
OneMain Financial Issuance Trust,
Series 2019-1A, Class A, 3.480%, due 02/14/31[2]	199,527	201,283
Series 2020-2A, Class A, 1.750%, due 09/14/35[2]	100,000	100,212
Series 2020-2A, Class B, 2.210%, due 09/14/35[2]	150,000	151,764
PSNH Funding LLC,
Series 2018-1, Class A3, 3.814%, due 02/01/35	175,000	193,957
Santander Consumer Auto Receivables Trust,
Series 2020-BA, Class B, 0.770%, due 12/15/25[2]	275,000	275,667
Santander Drive Auto Receivables Trust,
Series 2017-2, Class D, 3.490%, due 07/17/23	174,767	175,019
Series 2017-3, Class D, 3.200%, due 11/15/23	204,973	207,627
Series 2018-4, Class D, 3.980%, due 12/15/25	225,000	233,507
Sofi Consumer Loan Program Trust,
Series 2017-6, Class B, 3.520%, due 11/25/26[2]	225,000	228,111
Series 2018-1, Class B, 3.650%, due 02/25/27[2]	93,218	94,808
Series 2018-2, Class B, 3.790%, due 04/26/27[2]	105,776	107,118

UBS Total Return Bond Fund

Portfolio of investments – March 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities— (concluded)

United States— (concluded)
Series 2018-3, Class B, 4.020%, due 08/25/27[2]	125,000	127,300
Tesla Auto Lease Trust,
Series 2020-A, Class B, 1.180%, due 01/22/24[2]	100,000	101,048
Series 2020-A, Class D, 2.330%, due 02/20/24[2]	100,000	102,303
Series 2021-A, Class D, 1.340%, due 03/20/25[2]	250,000	249,496
Total asset-backed securities (cost—$6,363,803)		6,455,676

Corporate bonds—41.5%
Belgium — 0.6%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.900%, due 02/01/46	165,000	197,100

Brazil — 0.8%
Petrobras Global Finance BV
7.375%, due 01/17/27	250,000	296,250

Canada — 1.0%
Cenovus Energy, Inc.
5.400%, due 06/15/47	80,000	89,066
NOVA Chemicals Corp.
5.250%, due 08/01/23[2]	210,000	211,312
Rogers Communications, Inc.
5.000%, due 03/15/44	60,000	71,509
		371,887
Colombia — 0.2%
Ecopetrol SA
5.375%, due 06/26/26	70,000	78,234

Israel — 0.2%
Teva Pharmaceutical Finance IV BV
3.650%, due 11/10/21	57,000	57,356

Luxembourg — 0.6%
INEOS Group Holdings SA
5.625%, due 08/01/24[2,4]	200,000	202,500

UBS Total Return Bond Fund

Portfolio of investments – March 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds— (continued)

Netherlands — 0.2%
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.875%, due 06/18/26[2]	65,000	71,544

Peru — 0.2%
Southern Copper Corp.
6.750%, due 04/16/40	40,000	55,088

United Kingdom — 2.5%
Barclays PLC
4.836%, due 05/09/28	200,000	222,933
HSBC Holdings PLC
6.500%, due 09/15/37	100,000	133,062
Lloyds Banking Group PLC
4.582%, due 12/10/25	200,000	223,307
Natwest Group PLC
3.875%, due 09/12/23	250,000	268,094
Reynolds American, Inc.
7.250%, due 06/15/37	35,000	44,920
		892,316
United States — 35.2%
Abbott Laboratories
3.750%, due 11/30/26	45,000	50,511
ADT Security Corp./The
3.500%, due 07/15/22	140,000	142,100
AEP Texas, Inc.,
Series E, 6.650%, due 02/15/33	50,000	66,264
Series G, 4.150%, due 05/01/49	50,000	54,415
Alabama Power Co.
6.000%, due 03/01/39	100,000	136,062
Allstate Corp./The,
Series B, (fixed, converts to FRN on 08/15/23), 5.750%, due 08/15/53	25,000	26,438
Ally Financial, Inc.
4.125%, due 02/13/22	100,000	103,046
4.625%, due 05/19/22	100,000	104,427
American International Group, Inc.
2.500%, due 06/30/25	50,000	52,461
Amgen, Inc.
4.663%, due 06/15/51	50,000	60,636

UBS Total Return Bond Fund

Portfolio of investments – March 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds— (continued)

United States— (continued)
Aon PLC
4.750%, due 05/15/45	50,000	60,678
Apple, Inc.
4.650%, due 02/23/46	100,000	124,341
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
5.250%, due 04/30/25[2,4]	200,000	210,197
AT&T, Inc.
3.800%, due 12/01/57[2]	58,000	55,180
4.300%, due 02/15/30	316,000	355,744
Bank of America Corp.
5.700%, due 01/24/22	350,000	365,215
6.110%, due 01/29/37	125,000	165,524
Bank of America Corp. MTN
4.200%, due 08/26/24	150,000	165,443
Bank of New York Mellon Corp./The, MTN
1.600%, due 04/24/25	100,000	101,911
Berkshire Hathaway Energy Co.
4.450%, due 01/15/49	100,000	117,187
Biogen, Inc.
3.250%, due 02/15/51[2]	56,000	52,247
4.050%, due 09/15/25	100,000	111,097
Boston Properties LP, REIT
2.750%, due 10/01/26	210,000	221,298
BP Capital Markets America, Inc.
3.017%, due 01/16/27	50,000	53,440
Bristol-Myers Squibb Co.
3.200%, due 06/15/26	150,000	163,162
4.125%, due 06/15/39	50,000	58,156
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.125%, due 01/15/25	30,000	31,920
Burlington Northern Santa Fe LLC
5.150%, due 09/01/43	50,000	64,300
Burlington Resources LLC
7.200%, due 08/15/31	100,000	140,246
CCO Holdings LLC/CCO Holdings Capital Corp.
5.500%, due 05/01/26[2]	150,000	154,695
Citigroup, Inc.
4.125%, due 07/25/28	50,000	55,331
5.500%, due 09/13/25	300,000	347,722
6.675%, due 09/13/43	25,000	36,537
Comcast Corp.
3.969%, due 11/01/47	88,000	98,268
4.600%, due 10/15/38	50,000	60,354

UBS Total Return Bond Fund

Portfolio of investments – March 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds— (continued)

United States— (continued)

4.700%, due 10/15/48	50,000	61,782
CVS Health Corp.
4.300%, due 03/25/28	68,000	77,220
Delta Air Lines, Inc.
7.000%, due 05/01/25[2]	100,000	115,196
Duke Energy Ohio, Inc.
4.300%, due 02/01/49	100,000	113,969
DuPont de Nemours, Inc.
4.725%, due 11/15/28	100,000	116,230
Eaton Corp.
2.750%, due 11/02/22	190,000	197,128
Energy Transfer Operating LP
5.500%, due 06/01/27	50,000	57,661
EOG Resources, Inc.
3.900%, due 04/01/35	50,000	54,007
EQT Corp.
3.900%, due 10/01/27[4]	100,000	102,000
Exelon Corp.
3.400%, due 04/15/26	150,000	162,278
4.450%, due 04/15/46	50,000	57,317
FedEx Corp.
4.550%, due 04/01/46	50,000	56,651
Fiserv, Inc.
3.200%, due 07/01/26	60,000	64,760
4.400%, due 07/01/49	50,000	57,697
Ford Motor Credit Co. LLC
4.542%, due 08/01/26	300,000	317,460
Fox Corp.
3.050%, due 04/07/25	25,000	26,590
5.576%, due 01/25/49	50,000	63,741
GE Capital International Funding Co. Unlimited Co.
3.373%, due 11/15/25	200,000	216,859
General Electric Co.,
Series D, 3 mo. USD LIBOR + 3.330%, 3.514%, due 06/15/21[3,5]	99,000	93,555
General Motors Co.
6.600%, due 04/01/36	170,000	220,649
Gilead Sciences, Inc.
3.650%, due 03/01/26	75,000	82,394
4.750%, due 03/01/46	50,000	60,436
Goldman Sachs Group, Inc./The
5.150%, due 05/22/45	80,000	99,998

UBS Total Return Bond Fund

Portfolio of investments – March 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds— (continued)

United States— (continued)

5.750%, due 01/24/22	305,000	318,279
Hillenbrand, Inc.
5.750%, due 06/15/25	200,000	213,500
Home Depot, Inc./The
2.125%, due 09/15/26	100,000	104,285
Illinois Tool Works, Inc.
2.650%, due 11/15/26	80,000	85,199
International Lease Finance Corp.
5.875%, due 08/15/22	120,000	128,321
JPMorgan Chase & Co.
(fixed, converts to FRN on 01/23/28), 3.509%, due 01/23/29	150,000	162,198
3.875%, due 09/10/24	350,000	383,706
Series I, 3 mo. USD LIBOR + 3.470%, 3.682%, due 04/30/21 [3,5]	97,000	96,830
Kinder Morgan, Inc.
4.300%, due 03/01/28	100,000	111,808
5.550%, due 06/01/45	40,000	47,833
Kroger Co./The
6.900%, due 04/15/38	25,000	34,680
Liberty Mutual Group, Inc.
4.250%, due 06/15/23[2]	45,000	48,587
4.569%, due 02/01/29[2]	155,000	179,719
Lumen Technologies, Inc.
5.625%, due 04/01/25	200,000	215,750
LYB International Finance BV
4.875%, due 03/15/44	50,000	57,758
Marathon Petroleum Corp.
4.750%, due 09/15/44	70,000	77,640
McDonald’s Corp. MTN
4.875%, due 12/09/45	75,000	90,791
MetLife, Inc.
6.400%, due 12/15/36	110,000	138,055
Microsoft Corp.
2.375%, due 02/12/22	250,000	254,179
2.525%, due 06/01/50	60,000	54,634
Morgan Stanley
4.300%, due 01/27/45	50,000	58,579
4.875%, due 11/01/22	350,000	373,156
Morgan Stanley, GMTN
4.350%, due 09/08/26	140,000	158,180

UBS Total Return Bond Fund

Portfolio of investments – March 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds— (continued)

United States— (continued)

MPLX LP
4.875%, due 06/01/25	70,000	78,844
Nabors Industries, Inc.
4.625%, due 09/15/21	150,000	147,000
Newell Brands, Inc.
4.875%, due 06/01/25	200,000	220,750
Oncor Electric Delivery Co. LLC
3.750%, due 04/01/45	50,000	53,707
OneMain Finance Corp.
6.875%, due 03/15/25	200,000	227,485
Oracle Corp.
2.800%, due 04/01/27	100,000	105,314
4.000%, due 11/15/47	50,000	51,635
Prudential Financial, Inc. MTN
6.625%, due 06/21/40	50,000	72,066
QUALCOMM, Inc.
3.250%, due 05/20/27	60,000	65,521
Sabine Pass Liquefaction LLC
5.000%, due 03/15/27	200,000	227,649
Seagate HDD Cayman
5.750%, due 12/01/34	80,000	90,751
Smithfield Foods, Inc.
3.350%, due 02/01/22[2]	80,000	81,602
Sunoco Logistics Partners Operations LP
5.400%, due 10/01/47	50,000	53,990
Synchrony Financial
4.500%, due 07/23/25	90,000	99,800
Teachers Insurance & Annuity Association of America
4.270%, due 05/15/47[2]	60,000	67,441
Texas Instruments, Inc.
1.850%, due 05/15/22	220,000	223,812
Union Pacific Corp.
4.050%, due 11/15/45	40,000	43,465
Verizon Communications, Inc.
2.987%, due 10/30/56[2]	226,000	199,500
Virginia Electric and Power Co.
4.600%, due 12/01/48	50,000	61,418
Walt Disney Co./The
4.950%, due 10/15/45	50,000	63,370
Wells Fargo & Co. MTN
(fixed, converts to FRN on 06/17/26), 3.196%, due 06/17/27	70,000	75,028

UBS Total Return Bond Fund

Portfolio of investments – March 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds— (concluded)

United States— (concluded)

Yale University,
Series 2020, 1.482%, due 04/15/30	100,000	95,301
		12,441,247
Total corporate bonds (cost—$13,992,669)		14,663,522
Mortgage-backed securities—16.8%

United States — 16.8%
Angel Oak Mortgage Trust,
Series 2019-5, Class A1, 2.593%, due 10/25/49[2,6]	101,234	102,428
Series 2020-4, Class A1, 1.469%, due 06/25/65[2,6]	148,407	148,934
Series 2020-R1, Class A1, 0.990%, due 04/25/53[2,6]	171,361	171,242
Angel Oak Mortgage Trust I LLC,
Series 2018-3, Class A1, 3.649%, due 09/25/48[2,6]	53,485	53,984
Series 2019-4, Class A1, 2.993%, due 07/26/49[2,6]	124,091	125,344
Angel Oak Mortgage Trust LLC,
Series 2020-5, Class A1, 1.373%, due 05/25/65[2,6]	95,735	96,176
BANK,
Series 2018-BN15, Class A4, 4.407%, due 11/15/61[6]	150,000	171,796
BBCMS Trust,
Series 2015-SRCH, Class B, 4.498%, due 08/10/35[2]	135,000	151,084
BENCHMARK Mortgage Trust,
Series 2018-B5, Class A3, 3.944%, due 07/15/51	100,000	111,698
Series 2019-B10, Class C, 3.750%, due 03/15/62	200,000	205,389
Series 2020-B20, Class AS, 2.375%, due 10/15/53	175,000	172,708
COLT Mortgage Loan Trust,
Series 2020-2, Class A1, 1.853%, due 03/25/65[2,6]	65,625	66,178
Series 2020-3, Class A1, 1.506%, due 04/27/65[2,6]	72,419	72,705

UBS Total Return Bond Fund

Portfolio of investments – March 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Mortgage-backed securities— (continued)

United States— (continued)

COLT Mortgage Pass-Through Certificates,
Series 2021-1R, Class A1, 0.857%, due 05/25/65[2,6]	85,664	85,436
Commercial Mortgage Pass Through Certificates,
Series 2021-LBA, Class C, 1 mo. USD LIBOR + 1.200%, 1.350%, due 03/15/38[2,3]	425,000	425,132
CSMC Trust,
Series 2020-NQM1, Class A1, 1.208%, due 05/25/65[2,7]	175,731	176,490
Deephaven Residential Mortgage Trust,
Series 2021-1, Class A1, 0.715%, due 05/25/65[2,6]	118,160	118,018
FREMF Mortgage Trust,
Series 2017-K64, Class B, 3.981%, due 05/25/50[2,6]	50,000	54,431
GB Trust,
Series 2020-FLIX, Class C, 1 mo. USD LIBOR + 1.600%, 1.706%, due 08/15/37[2,3]	125,000	125,317
GS Mortgage Securities Trust,
Series 2017-GS5, Class B, 4.047%, due 03/10/50[6]	200,000	216,300
GS Mortgage-Backed Securities Trust,
Series 2020-NQM1, Class A1, 1.382%, due 09/27/60[2,6]	86,394	86,695
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C26, Class AS, 3.800%, due 01/15/48	200,000	215,880
Series 2015-C30, Class A5, 3.822%, due 07/15/48	170,000	186,970
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class A4, 3.732%, due 05/15/48	100,000	109,769
Series 2015-C24, Class AS, 4.036%, due 05/15/48[6]	75,000	82,101
Series 2016-C32, Class AS, 3.994%, due 12/15/49[6]	273,000	298,204
Series 2017-C34, Class C, 4.180%, due 11/15/52[6]	100,000	106,331
New Residential Mortgage Loan Trust,
Series 2020-NQM2, Class A1, 1.650%, due 05/24/60[2,6]	77,636	78,604

UBS Total Return Bond Fund

Portfolio of investments – March 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Mortgage-backed securities— (continued)

United States— (continued)

ONE Mortgage Trust,
Series 2021-PARK, Class C, 1 mo. USD LIBOR + 1.100%, 1.206%, due 03/15/36[2,3]	375,000	371,243
Residential Mortgage Loan Trust,
Series 2019-3, Class A1, 2.633%, due 09/25/59[2,6]	106,256	107,974
Series 2020-2, Class A1, 1.654%, due 05/25/60[2,6]	95,223	96,101
RETL,
Series 2019-RVP, Class C, 1 mo. USD LIBOR + 2.100%, 2.206%, due 03/15/36[2,3]	167,143	166,302
Rosslyn Portfolio Trust,
Series 2017-ROSS, Class E, 1 mo. USD LIBOR + 3.000%, 3.989%, due 06/15/33[2,3]	234,620	236,543
Starwood Retail Property Trust,
Series 2014-STAR, Class C, 1 mo. USD LIBOR + 2.750%, 2.856%, due 11/15/27[2,3]	125,000	5,000
Verus Securitization Trust,
Series 2019-3, Class A1, 2.784%, due 07/25/59[2,7]	83,205	84,803
Series 2019-4, Class A1, 2.642%, due 11/25/59[2,7]	79,952	81,377
Series 2020-4, Class A1, 1.502%, due 05/25/65[2,7]	82,480	83,152
Series 2020-5, Class A1, 1.218%, due 05/25/65[2,7]	86,073	86,258
Series 2021-1, Class A1, 0.815%, due 01/25/66[2,6]	96,761	96,405
Series 2021-R1, Class A1, 0.820%, due 10/25/63[2,6]	188,152	188,037
Vista Point Securitization Trust,
Series 2020-1, Class A1, 1.763%, due 03/25/65[2,6]	68,385	69,153
Series 2020-2, Class A1, 1.475%, due 04/25/65[2,6]	85,312	85,686

UBS Total Return Bond Fund

Portfolio of investments – March 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Mortgage-backed securities— (concluded)

United States— (concluded)

Wells Fargo Commercial Mortgage Trust,
Series 2018-C44, Class C, 4.834%, due 05/15/51[6]	150,000	153,322
Total mortgage-backed securities (cost—$5,962,328)		5,926,700

Municipal bonds—2.2%

California — 1.3%
State of California, Department of Water Resources Central Valley Project Water System, Taxable Refunding, Revenue Bonds
1.789%, due 12/01/35	100,000	91,656
State of California, GO Bonds
7.300%, due 10/01/39	250,000	381,146
		472,802
Hawaii — 0.2%
State of Hawaii, GO Bonds,
Series FZ, 2.245%, due 08/01/38	75,000	70,281

Texas — 0.3%
Texas Transportation Commission, Taxable Refunding, GO Bonds
2.472%, due 10/01/44	100,000	94,494

Virginia — 0.4%
Virginia College Building Authority, Taxable Refunding, Revenue Bonds, Series B,
1.910%, due 09/01/33	150,000	142,693
Total municipal bonds (cost—$782,080)		780,270

Non-U.S. government agency obligations—3.1%

Colombia — 0.5%
Colombia Government International Bond
8.125%, due 05/21/24	155,000	185,031

Indonesia — 0.4%
Indonesia Government International Bond
6.625%, due 02/17/37[2]	100,000	132,750

UBS Total Return Bond Fund

Portfolio of investments – March 31, 2021 (unaudited)

	Face amount ($)		Value ($)
Non-U.S. government agency obligations— (concluded)

Mexico — 0.4%
Mexico Government International Bond, MTN
4.750%, due 03/08/44		150,000	157,078

New Zealand — 1.0%
New Zealand Government Bond
1.500%, due 05/15/31	NZD	500,000	338,847

Panama — 0.1%
Panama Government International Bond
3.870%, due 07/23/60		50,000	49,578

Turkey — 0.3%
Turkey Government International Bond
6.875%, due 03/17/36		100,000	94,500

Uruguay — 0.4%
Uruguay Government International Bond
7.625%, due 03/21/36		100,000	152,500
Total non-U.S. government agency obligations (cost—$1,109,454)			1,110,284

U.S. government agency obligations—18.0%

United States — 18.0%

FHLMC
2.500%, due 10/01/50		96,226	99,248
3.000%, due 09/01/43		88,818	95,121
3.500%, due 08/01/47		156,747	166,559
3.500%, due 11/01/47		171,550	181,983
4.000%, due 01/01/46		69,354	76,783
4.000%, due 05/01/47		60,849	65,937
4.000%, due 10/01/47		39,260	42,369
4.500%, due 04/01/46		72,207	81,606
FNMA
1.500%, due 03/01/51		49,874	48,222
2.000%, due 09/01/50		140,664	140,497
2.000%, due 01/01/51		247,407	247,114
2.000%, due 03/01/51		349,150	348,734
2.500%, due 11/01/50		97,192	100,108
2.500%, due 03/01/51		149,557	153,614
3.000%, due 02/01/33		132,361	139,980
3.000%, due 09/01/42		87,070	92,306
3.000%, due 02/01/43		51,942	55,229

UBS Total Return Bond Fund

Portfolio of investments – March 31, 2021 (unaudited)

	Face amount ($)	Value ($)
U.S. government agency obligations— (continued)

United States— (continued)
3.000%, due 05/01/43	58,231	61,917
3.000%, due 07/01/43	68,020	72,530
3.000%, due 09/01/43	113,084	120,568
3.000%, due 05/01/46	76,850	80,880
3.000%, due 08/01/50	90,690	96,150
3.500%, due 04/01/32	64,879	70,910
3.500%, due 06/01/45	78,715	85,161
3.500%, due 06/01/46	136,472	147,219
4.000%, due 09/01/40	70,481	77,281
4.000%, due 03/01/41	22,746	24,935
4.000%, due 12/01/43	123,048	136,397
4.000%, due 02/01/45	83,353	92,228
4.500%, due 02/01/44	17,446	19,718
4.500%, due 04/01/44	81,916	92,337
4.500%, due 12/01/44	14,918	16,709
4.500%, due 02/01/45	24,799	27,787
4.500%, due 06/01/46	124,389	140,269
4.500%, due 08/01/46	15,112	16,837
4.500%, due 05/01/47	43,383	47,648
4.500%, due 02/01/49	75,566	82,730
5.500%, due 03/01/33	24,064	27,987
5.500%, due 09/01/34	71,257	80,609
5.500%, due 11/01/34	23,929	27,992
6.000%, due 11/01/28	23,793	27,003
GNMA
6.500%, due 05/15/29	6,413	7,325
GNMA II
2.500%, due 02/20/51	149,557	154,373
2.500%, due 03/20/51	50,000	51,645
3.000%, due 09/20/44	45,215	47,938
3.000%, due 11/20/50	170,544	179,139
3.000%, due 12/20/50	146,224	154,248
3.500%, due 02/20/43	11,696	12,730
4.000%, due 06/20/44	8,011	8,820
4.000%, due 09/20/44	31,275	34,551
4.000%, due 05/20/45	7,818	8,604
5.000%, due 08/20/48	13,126	14,362
GNMA II TBA
2.000%	150,000	151,453
2.500%	200,000	206,359
UMBS TBA
2.000%	825,000	822,663

UBS Total Return Bond Fund

Portfolio of investments – March 31, 2021 (unaudited)

	Face amount ($)	Value ($)
U.S. government agency obligations— (concluded)

United States— (concluded)
2.500%	525,000	536,463
3.000%	175,000	182,280
Total U.S. government agency obligations (cost—$6,311,466)		6,382,165

U.S. Treasury obligations—2.1%

United States — 2.1%
U.S. Treasury Bonds
1.250%, due 05/15/50	105,000	79,238
2.000%, due 02/15/50	35,000	32,007
U.S. Treasury Notes
0.625%, due 08/15/30	50,000	45,313
0.875%, due 11/15/30	625,000	578,027
Total U.S. Treasury obligations (cost—$819,168)		734,585

	Number of shares
Short-term investments—2.5%

Investment companies — 2.5%
State Street Institutional U.S. Government Money Market Fund, 0.080% [8]
(cost — $875,588)	875,588	875,588

Investment of cash collateral from securities loaned—0.2%

Money market funds — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.030% [8]
(cost — $67,763)	67,763	67,763
Total investments
(cost — $36,284,319) [9]— 104.6%		36,996,553
Liabilities in excess of other assets — (4.6)%		(1,636,280)
Net assets — 100.0%		$35,360,273

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

UBS Total Return Bond Fund

Portfolio of investments – March 31, 2021 (unaudited)

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)
U.S. Treasury futures buy contracts:
14	USD	U.S. Treasury Note 2 Year Futures	June 2021	3,092,355	3,090,172	(2,183)
8	USD	U.S. Treasury Note 5 Year Futures	June 2021	990,684	987,188	(3,496)
10	USD	U.S. Ultra Long Treasury Bond Futures	June 2021	1,920,851	1,812,187	(108,664)
9	USD	U.S. Treasury Note 10 Year Futures	June 2021	1,197,867	1,178,437	(19,430)
Total				7,201,757	7,067,984	(133,773)
Interest rate futures sell contracts:
2	EUR	German Euro Bund Futures	June 2021	(401,788)	(401,720)	68
3	GBP	United Kingdom Long Gilt Bond Futures	June 2021	(534,135)	(527,686)	6,449
U.S. Treasury futures sell contracts:
2	USD	U.S. Long Bond Futures	June 2021	(321,810)	(309,188)	12,622
1	USD	U.S. Ultra Treasury Note 10 Year Futures	June 2021	(145,170)	(143,687)	1,483
Total				(1,402,903)	(1,382,281)	20,622
Net unrealized appreciation (depreciation)						(113,151)

OTC Total return swap agreements

Counterparty	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[10]	Payments received by the Portfolio[10]	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
BOA	USD	300	06/20/21	Quarterly	3 Month USD LIBOR	iShares iBoxx High Yield Index	—	2,204	2,204

UBS Total Return Bond Fund

Portfolio of investments – March 31, 2021 (unaudited)

Forward foreign currency contracts
Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
BB	EUR	2,170,000	USD	2,586,467	04/19/21	41,022
BB	GBP	20,000	USD	27,813	04/19/21	239
BB	USD	178,995	BRL	1,000,000	04/19/21	(1,484)
BOA	RUB	14,000,000	USD	188,908	04/19/21	4,133
BOA	USD	189,503	RUB	14,000,000	04/19/21	(4,727)
CITI	BRL	1,000,000	USD	172,503	04/19/21	(5,008)
CITI	USD	370,183	MXN	7,600,000	04/19/21	1,117
MSCI	NZD	1,070,000	USD	768,638	04/19/21	21,361
MSCI	USD	419,213	NZD	585,000	04/19/21	(10,655)
Net unrealized appreciation (depreciation)						45,998

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments. In the event a Fund holds investments (other than a money market fund) for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Assets
Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Asset-backed securities	—	6,455,676	—	6,455,676
Corporate bonds	—	14,663,522	—	14,663,522
Mortgage-backed securities	—	5,926,700	—	5,926,700
Municipal bonds	—	780,270	—	780,270
Non-U.S. government agency obligations	—	1,110,284	—	1,110,284
U.S. government agency obligations	—	6,382,165	—	6,382,165
U.S. Treasury obligations	—	734,585	—	734,585
Short-term investments	—	875,588	—	875,588
Investment of cash collateral from securities loaned	—	67,763	—	67,763
Futures contracts	20,622	—	—	20,622
Swap agreements	—	2,204	—	2,204
Forward foreign currency contracts	—	67,872	—	67,872
Total	20,622	37,066,629	—	37,087,251

Liabilities
Futures contracts	(133,773)	—	—	(133,773)
Forward foreign currency contracts	—	(21,874)	—	(21,874)
Total	(133,773)	(21,874)	—	(155,647)

At March 31, 2021, there were no transfers in or out of Level 3.

UBS Total Return Bond Fund

Portfolio of investments – March 31, 2021 (unaudited)

Portfolio footnotes

1	In U.S. dollars unless otherwise indicated.

2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $10,321,424, represented 29.2% of the Fund’s net assets at period end.

3	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

4	Security, or portion thereof, was on loan at the period end.

5	Perpetual investment. Date shown reflects the next call date.

6	Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

7	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.

8	Rates shown reflect yield at March 31, 2021.

9	Includes $293,823 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $67,763 and non-cash collateral of $225,686.

10	Payments made or received are based on the notional amount.

March 31, 2021

Portfolio acronyms
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal Corporation
CDO	Collateralized Debt Obligation
COP	Certificate of Participation
EMTN	Euro Medium-Term Notes
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
GO	General Obligation
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OAT	Obligation Assimilables du Trésor (French Government Bonds)
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust
TBA	To-Be-Announced Security
UMBS	Uniform Mortgage-Backed Securities

Counterparty abbreviations
BB	Barclays Bank PLC
BOA	Bank of America NA
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank NA
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
JPMCB	JPMorgan Chase Bank
MSCI	Morgan Stanley & Co. International PLC
SSC	State Street Bank and Trust Co.

Currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan
COP	Colombian Peso
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee

JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TWD	Taiwan Dollar
USD	United States Dollar

Valuation of investments

Each Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. A Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Funds do not price their shares, on most national holidays and Good Friday. To the extent that a Fund’s assets are traded in other markets on days when the NYSE is not open, the value of the Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which a Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

Each Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Funds normally obtain market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings.

Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Funds invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in a Fund’s net asset value. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

Certain Funds may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at a “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Funds’ use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Funds’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third-party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

The Board has delegated to the Equities, Fixed Income and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Funds’ portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of each Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Funds’ own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of each Fund’s Portfolio of investments.

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ Semiannual report to shareholders dated December 31, 2020.